UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Courtney R. Taylor
The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

September 30, 2012
unaudited

Bonds & notes — 93.08%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 36.18%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 32.84%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$46,348
Fannie Mae 3.418% 20172	4,064	4,455
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	2,079	2,232
Fannie Mae 5.50% 2019	61	66
Fannie Mae 5.50% 2020	5,652	6,122
Fannie Mae 5.50% 2020	716	778
Fannie Mae 11.078% 20202	53	60
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	3,681	3,802
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	8,400	8,796
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,770
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,506	2,546
Fannie Mae 5.00% 2023	3,302	3,601
Fannie Mae 5.50% 2023	19,182	20,855
Fannie Mae 5.50% 2023	18,469	20,103
Fannie Mae 6.00% 2023	2,094	2,347
Fannie Mae 4.50% 2024	12,657	13,666
Fannie Mae 6.00% 2024	4,941	5,506
Fannie Mae 3.50% 2025	22,975	24,474
Fannie Mae 3.50% 2025	17,667	18,819
Fannie Mae 3.50% 2025	12,893	13,734
Fannie Mae 3.50% 2025	10,020	10,673
Fannie Mae 3.50% 2025	8,879	9,459
Fannie Mae 3.50% 2025	5,691	6,062
Fannie Mae 4.50% 2025	17,035	18,436
Fannie Mae 4.50% 2025	9,643	10,437
Fannie Mae 4.50% 2025	9,426	10,201
Fannie Mae, Series 2001-4, Class GA, 9.667% 20252	196	228
Fannie Mae, Series 2001-4, Class NA, 11.289% 20252	450	504
Fannie Mae 2.502% 20262	345	366
Fannie Mae 3.50% 2026	80,767	86,037
Fannie Mae 3.50% 2026	9,568	10,192
Fannie Mae 3.50% 2026	9,321	9,929
Fannie Mae 4.00% 2026	14,487	15,511
Fannie Mae 6.00% 2026	12,528	13,976
Fannie Mae 2.50% 2027	441,935	463,548
Fannie Mae 2.50% 2027	52,250	54,920
Fannie Mae 2.50% 2027	21,250	22,376
Fannie Mae 2.50% 2027	17,000	17,888
Fannie Mae 2.50% 2027	11,000	11,577
Fannie Mae 2.50% 2027	10,383	10,927
Fannie Mae 2.50% 2027	9,849	10,365
Fannie Mae 2.50% 2027	7,000	7,367
Fannie Mae 2.50% 2027	5,000	5,262
Fannie Mae 2.50% 2027	3,000	3,157
Fannie Mae 2.50% 2027	551	580
Fannie Mae 2.50% 2027	217	229
Fannie Mae 3.00% 2027	733,716	777,739
Fannie Mae 3.00% 2027	232,770	246,409
Fannie Mae 3.00% 2027	56,376	60,209
Fannie Mae 3.50% 2027	472,990	503,365
Fannie Mae 5.50% 2027	5,994	6,561
Fannie Mae 6.00% 2028	3,162	3,492
Fannie Mae 6.00% 2028	1,813	2,005
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,317	1,054
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	419	507
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,721	3,080
Fannie Mae, Series 2001-20, Class E, 9.594% 20312	36	41
Fannie Mae 6.50% 2032	129	142
Fannie Mae 4.50% 2034	58,811	63,951
Fannie Mae 6.50% 2034	831	935
Fannie Mae 5.00% 2035	61,934	67,852
Fannie Mae 5.00% 2035	56,934	62,550
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	3,326	3,787
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,164	5,027
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	4,679	4,425
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,060	968
Fannie Mae 5.00% 2036	34,679	37,955
Fannie Mae 5.00% 2036	12,013	13,148
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	3,506	3,918
Fannie Mae 5.50% 2036	1,373	1,514
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	11,881	13,493
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	9,407	10,530
Fannie Mae 6.00% 2036	8,653	9,617
Fannie Mae 6.00% 2036	4,363	4,848
Fannie Mae 6.00% 2036	3,504	3,881
Fannie Mae 6.00% 2036	2,672	2,975
Fannie Mae 6.50% 2036	8,027	9,033
Fannie Mae 6.50% 2036	4,429	5,044
Fannie Mae 7.00% 2036	863	983
Fannie Mae 7.00% 2036	696	793
Fannie Mae 7.50% 2036	359	411
Fannie Mae 7.50% 2036	112	128
Fannie Mae 8.00% 2036	548	628
Fannie Mae 3.681% 20372	3,534	3,694
Fannie Mae 4.133% 20372	5,758	6,142
Fannie Mae 4.652% 20372	6,445	6,876
Fannie Mae 5.00% 2037	3,048	3,330
Fannie Mae 5.164% 20372	3,184	3,346
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	15,937	17,699
Fannie Mae 5.50% 2037	10,162	11,146
Fannie Mae 6.00% 2037	41,082	45,446
Fannie Mae 6.00% 2037	40,750	45,128
Fannie Mae 6.00% 2037	24,032	26,614
Fannie Mae 6.00% 2037	10,862	12,029
Fannie Mae 6.00% 2037	6,611	7,322
Fannie Mae 6.00% 2037	6,514	7,197
Fannie Mae 6.00% 2037	5,440	6,024
Fannie Mae 6.00% 2037	4,832	5,297
Fannie Mae 6.00% 2037	4,312	4,775
Fannie Mae 6.00% 2037	3,549	3,926
Fannie Mae 6.00% 2037	2,269	2,487
Fannie Mae 6.00% 2037	1,283	1,421
Fannie Mae 6.00% 2037	948	1,050
Fannie Mae 6.50% 2037	9,093	10,218
Fannie Mae 6.50% 2037	6,804	7,650
Fannie Mae 6.50% 2037	5,738	6,399
Fannie Mae 6.50% 2037	5,102	5,739
Fannie Mae 6.50% 2037	914	1,026
Fannie Mae 7.00% 2037	2,727	3,068
Fannie Mae 7.00% 2037	2,565	2,885
Fannie Mae 7.00% 2037	1,014	1,155
Fannie Mae 7.00% 2037	513	584
Fannie Mae 7.00% 2037	247	283
Fannie Mae 7.00% 2037	218	249
Fannie Mae 7.50% 2037	660	755
Fannie Mae 7.50% 2037	583	666
Fannie Mae 7.50% 2037	566	648
Fannie Mae 7.50% 2037	550	629
Fannie Mae 7.50% 2037	484	554
Fannie Mae 7.50% 2037	468	535
Fannie Mae 7.50% 2037	457	522
Fannie Mae 7.50% 2037	426	487
Fannie Mae 7.50% 2037	413	473
Fannie Mae 7.50% 2037	372	425
Fannie Mae 7.50% 2037	234	268
Fannie Mae 7.50% 2037	191	219
Fannie Mae 7.50% 2037	128	150
Fannie Mae 7.50% 2037	68	77
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	178	204
Fannie Mae 8.00% 2037	119	138
Fannie Mae 8.00% 2037	101	116
Fannie Mae 5.00% 2038	28,894	31,569
Fannie Mae 5.00% 2038	20,465	22,360
Fannie Mae 5.332% 20382	2,731	2,932
Fannie Mae 5.382% 20382	6,862	7,379
Fannie Mae 5.397% 20382	669	725
Fannie Mae 5.50% 2038	18,589	20,388
Fannie Mae 5.50% 2038	135	148
Fannie Mae 6.00% 2038	142,997	158,360
Fannie Mae 6.00% 2038	136,975	151,757
Fannie Mae 6.00% 2038	99,651	110,357
Fannie Mae 6.00% 2038	40,989	46,016
Fannie Mae 6.00% 2038	29,542	32,671
Fannie Mae 6.00% 2038	24,850	27,557
Fannie Mae 6.00% 2038	20,675	22,851
Fannie Mae 6.00% 2038	10,510	11,626
Fannie Mae 6.00% 2038	8,879	9,804
Fannie Mae 6.00% 2038	7,822	8,643
Fannie Mae 6.00% 2038	6,472	7,167
Fannie Mae 6.00% 2038	4,755	5,255
Fannie Mae 6.00% 2038	4,556	5,045
Fannie Mae 6.00% 2038	4,234	4,675
Fannie Mae 6.00% 2038	4,224	4,667
Fannie Mae 6.00% 2038	706	781
Fannie Mae 6.00% 2038	190	210
Fannie Mae 6.50% 2038	90,884	103,579
Fannie Mae 6.50% 2038	9,349	10,655
Fannie Mae 3.516% 20392	4,815	5,050
Fannie Mae 3.555% 20392	3,355	3,502
Fannie Mae 3.595% 20392	11,823	12,431
Fannie Mae 3.706% 20392	643	679
Fannie Mae 3.769% 20392	3,343	3,524
Fannie Mae 3.816% 20392	1,418	1,496
Fannie Mae 3.845% 20392	4,304	4,512
Fannie Mae 3.892% 20392	1,598	1,693
Fannie Mae 3.913% 20392	1,828	1,917
Fannie Mae 3.941% 20392	1,464	1,544
Fannie Mae 3.955% 20392	7,751	8,177
Fannie Mae 4.50% 2039	34,447	37,291
Fannie Mae 5.00% 2039	26,185	29,272
Fannie Mae 5.50% 2039	21,160	23,208
Fannie Mae 5.50% 2039	2,968	3,256
Fannie Mae 6.00% 2039	56,969	63,089
Fannie Mae 6.00% 2039	38,479	42,613
Fannie Mae 6.00% 2039	19,174	21,222
Fannie Mae 6.00% 2039	17,650	19,535
Fannie Mae 6.00% 2039	6,811	7,534
Fannie Mae 6.00% 2039	6,412	7,094
Fannie Mae 6.00% 2039	6,383	7,069
Fannie Mae 6.00% 2039	3,984	4,412
Fannie Mae 6.00% 2039	3,340	3,692
Fannie Mae 6.00% 2039	3,178	3,505
Fannie Mae 6.00% 2039	663	734
Fannie Mae 6.00% 2039	342	377
Fannie Mae 3.207% 20402	34,635	36,502
Fannie Mae 3.607% 20402	6,092	6,431
Fannie Mae 4.00% 2040	49,273	53,170
Fannie Mae 4.00% 2040	19,278	21,194
Fannie Mae 4.00% 2040	10,969	11,837
Fannie Mae 4.17% 20402	2,077	2,219
Fannie Mae 4.408% 20402	7,683	8,221
Fannie Mae 4.50% 2040	73,791	80,114
Fannie Mae 4.50% 2040	8,026	8,713
Fannie Mae 4.50% 2040	6,830	7,416
Fannie Mae 4.50% 2040	5,269	5,702
Fannie Mae 4.50% 2040	3,891	4,224
Fannie Mae 4.50% 2040	427	474
Fannie Mae 5.00% 2040	36,357	40,010
Fannie Mae 5.00% 2040	17,038	19,105
Fannie Mae 5.00% 2040	12,604	14,299
Fannie Mae 5.00% 2040	3,191	3,599
Fannie Mae 5.00% 2040	3,152	3,469
Fannie Mae 5.00% 2040	2,332	2,555
Fannie Mae 5.50% 2040	33,115	36,251
Fannie Mae 5.50% 2040	13,888	15,371
Fannie Mae 5.50% 2040	2,081	2,304
Fannie Mae 6.00% 2040	40,385	44,724
Fannie Mae 6.00% 2040	11,191	12,348
Fannie Mae 6.00% 2040	10,667	11,790
Fannie Mae 2.911% 20412	3,679	3,886
Fannie Mae 3.569% 20412	14,469	15,354
Fannie Mae 3.586% 20412	2,337	2,481
Fannie Mae 3.758% 20412	7,694	8,198
Fannie Mae 4.00% 2041	157,679	173,352
Fannie Mae 4.00% 2041	157,825	170,307
Fannie Mae 4.00% 2041	92,661	101,871
Fannie Mae 4.00% 2041	32,571	35,147
Fannie Mae 4.00% 2041	24,679	27,128
Fannie Mae 4.00% 2041	19,305	20,838
Fannie Mae 4.00% 2041	16,795	18,123
Fannie Mae 4.00% 2041	16,415	17,718
Fannie Mae 4.00% 2041	13,103	14,406
Fannie Mae 4.00% 2041	12,281	13,252
Fannie Mae 4.00% 2041	10,354	11,384
Fannie Mae 4.00% 2041	8,968	9,680
Fannie Mae 4.00% 2041	8,187	8,835
Fannie Mae 4.00% 2041	7,045	7,745
Fannie Mae 4.00% 2041	6,799	7,336
Fannie Mae 4.00% 2041	6,378	6,862
Fannie Mae 4.00% 2041	420	453
Fannie Mae 4.50% 2041	69,022	75,065
Fannie Mae 4.50% 2041	52,630	57,238
Fannie Mae 4.50% 2041	37,299	41,777
Fannie Mae 4.50% 2041	36,390	40,758
Fannie Mae 4.50% 2041	35,206	38,223
Fannie Mae 4.50% 2041	32,175	35,796
Fannie Mae 4.50% 2041	27,055	29,424
Fannie Mae 4.50% 2041	26,573	28,899
Fannie Mae 4.50% 2041	24,734	26,900
Fannie Mae 4.50% 2041	24,119	26,834
Fannie Mae 4.50% 2041	10,122	11,338
Fannie Mae 4.50% 2041	10,178	11,323
Fannie Mae 4.50% 2041	9,283	10,421
Fannie Mae 4.50% 2041	7,246	7,880
Fannie Mae 4.50% 2041	6,853	7,428
Fannie Mae 4.50% 2041	1,785	1,941
Fannie Mae 4.50% 2041	1,339	1,490
Fannie Mae 5.00% 2041	44,761	50,780
Fannie Mae 5.00% 2041	33,604	38,123
Fannie Mae 5.00% 2041	25,307	28,710
Fannie Mae 5.00% 2041	21,730	24,652
Fannie Mae 5.00% 2041	21,601	24,506
Fannie Mae 5.00% 2041	18,621	21,124
Fannie Mae 5.00% 2041	17,449	19,566
Fannie Mae 5.00% 2041	16,760	19,014
Fannie Mae 5.00% 2041	15,006	17,024
Fannie Mae 5.00% 2041	14,197	16,106
Fannie Mae 5.00% 2041	13,979	15,859
Fannie Mae 5.00% 2041	12,574	14,264
Fannie Mae 5.00% 2041	10,875	12,338
Fannie Mae 5.00% 2041	9,279	10,526
Fannie Mae 5.00% 2041	8,663	9,814
Fannie Mae 5.00% 2041	7,705	8,741
Fannie Mae 5.00% 2041	7,385	8,102
Fannie Mae 5.00% 2041	6,624	7,514
Fannie Mae 5.00% 2041	6,080	6,889
Fannie Mae 5.00% 2041	5,817	6,599
Fannie Mae 5.00% 2041	4,301	4,861
Fannie Mae 5.00% 2041	3,842	4,353
Fannie Mae 5.00% 2041	2,595	2,940
Fannie Mae 5.00% 2041	2,503	2,835
Fannie Mae 5.00% 2041	2,261	2,565
Fannie Mae 5.00% 2041	1,967	2,229
Fannie Mae 5.00% 2041	1,502	1,697
Fannie Mae 5.00% 2041	1,377	1,562
Fannie Mae 5.00% 2041	1,368	1,553
Fannie Mae 5.50% 2041	24,275	26,654
Fannie Mae 5.50% 2041	11,101	12,176
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,720	4,365
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,005	1,151
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,214	2,656
Fannie Mae 3.00% 2042	508,340	536,616
Fannie Mae 3.00% 2042	138,250	145,573
Fannie Mae 3.50% 2042	413,643	443,632
Fannie Mae 3.50% 2042	123,000	131,591
Fannie Mae 3.50% 2042	110,497	119,307
Fannie Mae 3.50% 2042	95,270	102,539
Fannie Mae 3.50% 2042	80,785	87,656
Fannie Mae 3.50% 2042	67,440	72,638
Fannie Mae 3.50% 2042	65,171	70,327
Fannie Mae 3.50% 2042	63,458	68,299
Fannie Mae 3.50% 2042	56,983	61,366
Fannie Mae 3.50% 2042	56,870	61,245
Fannie Mae 3.50% 2042	54,479	58,822
Fannie Mae 3.50% 2042	49,820	53,489
Fannie Mae 3.50% 2042	41,058	44,331
Fannie Mae 3.50% 2042	32,835	35,433
Fannie Mae 3.50% 2042	32,693	35,433
Fannie Mae 3.50% 2042	27,939	30,167
Fannie Mae 3.50% 2042	26,998	29,150
Fannie Mae 3.50% 2042	24,922	26,909
Fannie Mae 3.50% 2042	24,868	26,850
Fannie Mae 3.50% 2042	24,838	26,751
Fannie Mae 3.50% 2042	23,295	25,152
Fannie Mae 3.50% 2042	21,339	23,027
Fannie Mae 3.50% 2042	19,774	21,350
Fannie Mae 3.50% 2042	18,832	20,333
Fannie Mae 3.50% 2042	17,138	18,459
Fannie Mae 3.50% 2042	16,071	17,352
Fannie Mae 3.50% 2042	15,990	17,265
Fannie Mae 3.50% 2042	14,639	15,768
Fannie Mae 3.50% 2042	13,921	15,031
Fannie Mae 3.50% 2042	12,352	13,262
Fannie Mae 3.50% 2042	9,972	10,767
Fannie Mae 3.50% 2042	9,511	10,269
Fannie Mae 3.50% 2042	7,273	7,883
Fannie Mae 3.50% 2042	5,198	5,613
Fannie Mae 3.50% 2042	4,945	5,339
Fannie Mae 3.50% 2042	4,906	5,297
Fannie Mae 3.50% 2042	4,671	5,043
Fannie Mae 3.50% 2042	2,737	2,955
Fannie Mae 3.50% 2042	2,342	2,529
Fannie Mae 3.50% 2042	2,113	2,281
Fannie Mae 3.50% 2042	2,054	2,218
Fannie Mae 3.50% 2042	1,181	1,275
Fannie Mae 4.00% 2042	157,050	169,246
Fannie Mae 4.00% 2042	47,353	52,053
Fannie Mae 4.50% 2042	229,213	248,052
Fannie Mae 5.50% 2042	56,838	62,318
Fannie Mae, Series 2002-W1, Class 2A, 7.014% 20422	2,787	3,294
Fannie Mae 6.00% 2047	368	400
Fannie Mae 6.50% 2047	492	548
Fannie Mae 6.50% 2047	119	133
Fannie Mae 7.00% 2047	827	925
Fannie Mae 7.00% 2047	68	77
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,058	4,131
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	2,221	2,305
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	3,300	3,749
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	3,092	3,288
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,225	3,420
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,100	3,304
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	15,455	17,059
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,330	2,404
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,967
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,795
Freddie Mac 5.50% 2019	2,912	3,135
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,502	3,702
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	3,731	3,994
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,838	4,138
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,980	4,281
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	3,522	3,860
Freddie Mac, Series K011, Class A2, multifamily 4.084% 20202	4,150	4,833
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,217	2,266
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,200	4,489
Freddie Mac, Series 2626, Class NG, 3.50% 2023	412	424
Freddie Mac, Series 2922, Class EL, 4.50% 2023	3,254	3,283
Freddie Mac 5.00% 2023	4,309	4,654
Freddie Mac 5.00% 2023	156	169
Freddie Mac 5.00% 2023	23	25
Freddie Mac, Series 1617, Class PM, 6.50% 2023	837	943
Freddie Mac 5.00% 2024	9,963	10,765
Freddie Mac 6.00% 2026	7,435	8,169
Freddie Mac 6.00% 2026	6,596	7,248
Freddie Mac 5.50% 2027	4,129	4,495
Freddie Mac 6.00% 2027	46,583	51,185
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,431	1,612
Freddie Mac, Series 2122, Class QM, 6.25% 2029	2,348	2,653
Freddie Mac 2.727% 20352	5,971	6,421
Freddie Mac, Series 3061, Class PN, 5.50% 2035	21,453	23,717
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	4,150	4,004
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,772	2,711
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,831	2,645
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,481	2,432
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	54	51
Freddie Mac, Series 3257, Class PA, 5.50% 2036	28,969	32,201
Freddie Mac, Series 3233, Class PA, 6.00% 2036	22,362	25,137
Freddie Mac, Series 3156, Class NG, 6.00% 2036	7,157	8,107
Freddie Mac 2.256% 20372	2,411	2,544
Freddie Mac 2.41% 20372	4,932	5,200
Freddie Mac 4.50% 2037	21,683	23,361
Freddie Mac, Series 3286, Class JN, 5.50% 2037	29,855	32,788
Freddie Mac, Series 3318, Class JT, 5.50% 2037	16,824	18,478
Freddie Mac, Series 3312, Class PA, 5.50% 2037	15,321	16,978
Freddie Mac 5.50% 2037	8,854	9,656
Freddie Mac 5.50% 2037	61	66
Freddie Mac 5.689% 20372	3,608	3,908
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,033	10,238
Freddie Mac 7.00% 2037	511	576
Freddie Mac 7.00% 2037	163	184
Freddie Mac 7.00% 2037	139	159
Freddie Mac 7.50% 2037	2,003	2,261
Freddie Mac 4.985% 20382	4,455	4,778
Freddie Mac 5.262% 20382	8,229	8,804
Freddie Mac 5.484% 20382	10,352	11,083
Freddie Mac 5.50% 2038	71,781	78,237
Freddie Mac 5.50% 2038	13,340	14,540
Freddie Mac 5.50% 2038	9,336	10,202
Freddie Mac 5.50% 2038	8,559	9,328
Freddie Mac 5.50% 2038	7,305	7,969
Freddie Mac 5.50% 2038	3,521	3,840
Freddie Mac 5.50% 2038	3,201	3,589
Freddie Mac 5.50% 2038	3,152	3,436
Freddie Mac 5.50% 2038	2,251	2,456
Freddie Mac 5.50% 2038	2,083	2,273
Freddie Mac 5.50% 2038	1,471	1,605
Freddie Mac 6.00% 2038	21,745	23,883
Freddie Mac 6.50% 2038	5,694	6,371
Freddie Mac 3.74% 20392	4,075	4,299
Freddie Mac 5.00% 2039	31,196	33,819
Freddie Mac 5.50% 2039	56,593	61,736
Freddie Mac 5.50% 2039	29,389	32,096
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2040	32,600	33,343
Freddie Mac 3.192% 20402	3,782	3,982
Freddie Mac 4.50% 2040	81,830	88,269
Freddie Mac 5.50% 2040	800	873
Freddie Mac 5.50% 2040	32	35
Freddie Mac 4.50% 2041	21,784	24,145
Freddie Mac 4.50% 2041	11,558	12,810
Freddie Mac 4.50% 2041	6,593	7,307
Freddie Mac 4.50% 2041	1,511	1,675
Freddie Mac 5.00% 2041	37,538	42,583
Freddie Mac 5.00% 2041	20,765	23,556
Freddie Mac 5.00% 2041	15,458	17,536
Freddie Mac 5.00% 2041	14,589	16,550
Freddie Mac 5.00% 2041	13,341	15,134
Freddie Mac 5.00% 2041	11,829	13,212
Freddie Mac 5.00% 2041	9,351	10,608
Freddie Mac 5.00% 2041	8,981	10,188
Freddie Mac 5.00% 2041	8,820	10,005
Freddie Mac 5.00% 2041	8,342	9,463
Freddie Mac 5.00% 2041	6,372	7,228
Freddie Mac 5.50% 2041	75,571	82,439
Freddie Mac 5.50% 2041	25,336	27,638
Freddie Mac 6.50% 2047	862	952
Freddie Mac 7.00% 2047	278	311
Government National Mortgage Assn. 10.00% 2021	355	390
Government National Mortgage Assn. 2.50% 2027	10,231	10,883
Government National Mortgage Assn. 2.50% 2027	9,284	9,851
Government National Mortgage Assn. 2.50% 2027	5,174	5,490
Government National Mortgage Assn. 3.00% 2027	10,010	10,766
Government National Mortgage Assn. 5.00% 2034	1,029	1,122
Government National Mortgage Assn. 5.50% 2034	1,938	2,137
Government National Mortgage Assn. 5.50% 2034	1,592	1,756
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	2,028	2,012
Government National Mortgage Assn. 5.00% 2035	1,293	1,410
Government National Mortgage Assn. 5.00% 2035	1,113	1,217
Government National Mortgage Assn. 5.50% 2035	1,446	1,587
Government National Mortgage Assn. 5.50% 2036	1,311	1,445
Government National Mortgage Assn. 5.50% 2037	1,256	1,385
Government National Mortgage Assn. 6.00% 2038	28,831	32,622
Government National Mortgage Assn. 6.50% 2038	1,375	1,584
Government National Mortgage Assn. 3.50% 2039	10,564	11,596
Government National Mortgage Assn. 3.50% 2039	10,466	11,489
Government National Mortgage Assn. 3.50% 2039	4,249	4,664
Government National Mortgage Assn. 4.50% 2039	4,373	4,748
Government National Mortgage Assn. 4.50% 2039	2,258	2,451
Government National Mortgage Assn. 4.50% 2039	1,446	1,569
Government National Mortgage Assn. 5.00% 2039	3,312	3,609
Government National Mortgage Assn. 5.00% 2039	2,856	3,112
Government National Mortgage Assn. 5.50% 2039	10,792	11,892
Government National Mortgage Assn. 5.50% 2039	2,386	2,628
Government National Mortgage Assn. 5.50% 2039	2,233	2,459
Government National Mortgage Assn. 5.50% 2039	1,230	1,348
Government National Mortgage Assn. 5.50% 2039	480	528
Government National Mortgage Assn. 3.50% 2040	9,119	10,038
Government National Mortgage Assn. 4.00% 2040	106,763	118,013
Government National Mortgage Assn. 4.50% 2040	16,631	18,061
Government National Mortgage Assn. 4.50% 2040	10,746	11,670
Government National Mortgage Assn. 4.50% 2040	7,036	7,813
Government National Mortgage Assn. 4.50% 2040	4,284	4,646
Government National Mortgage Assn. 4.50% 2040	3,828	4,162
Government National Mortgage Assn. 4.50% 2040	2,218	2,408
Government National Mortgage Assn. 4.50% 2040	498	541
Government National Mortgage Assn. 5.00% 2040	6,333	6,919
Government National Mortgage Assn. 5.00% 2040	1,472	1,593
Government National Mortgage Assn. 3.50% 2041	1,061	1,164
Government National Mortgage Assn. 4.00% 2041	5,645	6,240
Government National Mortgage Assn. 4.50% 2041	2,079	2,261
Government National Mortgage Assn. 4.50% 2041	1,997	2,167
Government National Mortgage Assn. 4.50% 2041	1,909	2,075
Government National Mortgage Assn. 5.00% 2041	2,841	3,111
Government National Mortgage Assn. 5.00% 2041	1,628	1,779
Government National Mortgage Assn. 5.00% 2041	1,620	1,771
Government National Mortgage Assn. 3.50% 2042	169,883	185,863
Government National Mortgage Assn. 3.50% 2042	10,046	11,007
Government National Mortgage Assn. 3.50% 2042	1,633	1,766
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	16,010	16,287
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.782% 20482,3	448	449
National Credit Union Administration, Series 2011-M1, Class A1, 0.248% 20132	2,486	2,486
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,393
National Credit Union Administration, Series 2010-R2, Class 1A, 0.598% 20172	2,082	2,087
National Credit Union Administration, Series 2011-R3, Class 1A, 0.628% 20202	2,056	2,063
National Credit Union Administration, Series 2011-R1, Class 1A, 0.678% 20202	2,267	2,278
		11,175,225

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 2.67%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,123	2,161
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20372	17,430	17,819
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	3,190	3,227
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	1,105	1,114
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,830
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	5,553	5,566
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.061% 20452	66,235	76,627
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	43,400	47,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	5,155	5,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.918% 20492	33,812	39,991
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	901	904
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	12,185
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,290
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.065% 20382	13,465	15,646
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	39,945	45,862
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	9,368	9,520
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,365	10,756
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,949
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	32	32
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	7,053	7,245
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	28,620
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.588% 20392	6,660	6,847
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	16,417	16,820
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,287
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,536
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,499
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	36,579
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	5,000	5,091
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 20442	17,005	19,096
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	45,484	52,721
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	42,550	48,358
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	16,259
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	55,061	59,913
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	47,249
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	36,610	40,593
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.39% 20372	4,620	4,982
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,254
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	8,080	8,791
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,725
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,872
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	1,502	1,560
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,691
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.469% 20442	15,350	17,319
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.474% 20442	5,545	5,758
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	472	472
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,101
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	20,000	22,032
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	11,082
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	490	496
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	207	210
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,790
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	18,480
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.893% (undated)2	3,615	4,170
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	15,626	15,846
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442	9,210	10,429
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	744	755
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	377	377
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.383% 20422	118	119
		908,815

OTHER MORTGAGE-BACKED SECURITIES1 — 0.55%
Bank of Montreal 1.30% 20143	4,000	4,076
Bank of Montreal 2.85% 20153	17,000	18,078
Bank of Montreal 2.625% 20163	4,250	4,534
Compagnie de Financement Foncier 2.125% 20133	16,700	16,844
Compagnie de Financement Foncier 2.25% 20143	6,500	6,631
Royal Bank of Canada 3.125% 20153	18,160	19,330
Bank of Nova Scotia 1.25% 20143	4,000	4,072
Bank of Nova Scotia 2.15% 20163	4,650	4,904
Bank of Nova Scotia 1.75% 20173	4,150	4,326
DEPFA ACS Bank 5.125% 20373	16,250	12,363
Westpac Banking Corp. 1.375% 20153	4,325	4,383
Westpac Banking Corp. 2.45% 20163	4,325	4,546
Australia & New Zealand Banking Group Ltd. 1.00% 20153	4,250	4,260
Australia & New Zealand Banking Group Ltd. 2.40% 20163	4,250	4,458
UBS AG 1.875% 20153	4,200	4,289
UBS AG 2.25% 20173	4,150	4,325
Barclays Bank PLC 2.50% 20153	3,600	3,737
Barclays Bank PLC 2.25% 20173	4,375	4,515
Swedbank Hypotek AB 2.125% 20163	3,400	3,535
Swedbank Hypotek AB 2.95% 20163	3,000	3,201
Toronto-Dominion Bank 1.625% 20163	4,400	4,554
Credit Suisse Group AG 2.60% 20163	4,300	4,539
Northern Rock PLC 5.625% 20173	4,000	4,533
Canadian Imperial Bank 2.75% 20163	4,150	4,446
HSBC Bank PLC 1.625% 20143	4,400	4,432
National Bank of Canada 2.20% 20163	4,175	4,420
Commonwealth Bank of Australia 2.25% 20173	4,150	4,309
Stadshypotek AB 1.875% 20193	4,275	4,284
Nordea Eiendomskreditt AS 2.125% 20173	4,000	4,164
National Australia Bank 2.00% 20173	3,500	3,600
Sparebank 1 Boligkreditt AS 2.625% 20163	3,400	3,597
Caisse Centrale Desjardins 1.60% 20173	3,375	3,484
		186,769

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.12%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	18,198	18,624
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.637% 20372	16,722	11,259
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	8,200	8,492
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	214	224
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	30	32
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,636	1,714
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	32	34
		40,379

Total mortgage-backed obligations		12,311,188

CORPORATE BONDS & NOTES — 29.01%
FINANCIALS — 7.37%
REAL ESTATE — 2.36%
Westfield Group 5.40% 20123	18,400	18,400
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,402
Westfield Group 7.50% 20143	16,670	18,377
Westfield Group 5.75% 20153	35,800	39,761
Westfield Group 5.70% 20163	19,445	21,969
Westfield Group 7.125% 20183	16,725	20,474
Westfield Group 6.75% 20193	10,750	13,056
WEA Finance LLC 4.625% 20213	16,055	17,562
Westfield Group 3.375% 20223	21,165	21,090
Prologis, Inc. 7.625% 2014	29,250	32,112
Prologis, Inc. 5.75% 2016	10,000	11,059
Prologis, Inc. 6.125% 2016	5,690	6,504
Prologis, Inc. 6.25% 2017	6,115	7,011
Prologis, Inc. 6.625% 2018	39,285	47,006
Prologis, Inc. 6.625% 2019	3,740	4,490
Prologis, Inc. 7.375% 2019	16,237	20,139
Prologis, Inc. 6.875% 2020	21,985	26,725
Kimco Realty Corp. 6.00% 2012	12,250	12,359
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,626
Kimco Realty Corp., Series C, 4.82% 2014	25,780	27,131
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,892
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,682
Kimco Realty Corp. 5.70% 2017	28,450	32,734
Kimco Realty Corp. 4.30% 2018	24,420	26,724
Kimco Realty Corp. 6.875% 2019	5,440	6,681
Hospitality Properties Trust 7.875% 2014	950	1,027
Hospitality Properties Trust 5.125% 2015	6,665	7,000
Hospitality Properties Trust 6.30% 2016	29,368	32,038
Hospitality Properties Trust 5.625% 2017	1,195	1,295
Hospitality Properties Trust 6.70% 2018	30,450	34,445
Hospitality Properties Trust 5.00% 2022	5,625	5,922
Realogy Corp., Term Loan B, 4.478% 20161,2,4	12,648	12,521
Realogy Corp., Letter of Credit, 4.491% 20161,2,4	35	35
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,4	20,325	20,579
Realogy Corp. 7.875% 20193	23,406	24,693
Realogy Corp. 9.00% 20203	12,515	13,860
Simon Property Group, LP 6.75% 2014	9,100	9,814
Simon Property Group, LP 4.20% 2015	2,430	2,589
Simon Property Group, LP 5.875% 2017	13,000	15,296
Simon Property Group, LP 6.125% 2018	10,000	12,231
Simon Property Group, LP 10.35% 2019	8,995	12,963
Developers Diversified Realty Corp. 5.50% 2015	11,643	12,606
Developers Diversified Realty Corp. 9.625% 2016	4,000	4,984
Developers Diversified Realty Corp. 7.50% 2017	9,655	11,567
Developers Diversified Realty Corp. 7.875% 2020	3,720	4,804
Goodman Funding Pty Ltd. 6.00% 20223	29,535	31,789
ERP Operating LP 6.584% 2015	10,000	11,334
ERP Operating LP 5.125% 2016	4,445	5,011
ERP Operating LP 7.125% 2017	5,000	6,092
ERP Operating LP 4.625% 2021	2,645	3,054
UDR, Inc., Series A, 5.25% 2015	13,030	14,082
American Tower Corp. 4.625% 2015	10,000	10,779
American Tower Corp. 5.90% 2021	2,000	2,378
Host Hotels & Resorts LP 9.00% 2017	1,800	1,971
Host Hotels & Resorts LP 5.875% 2019	4,325	4,779
Host Hotels & Resorts LP, Series C, 4.75% 2023	450	469
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,215
Brandywine Operating Partnership, LP 4.95% 2018	3,640	3,916
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,314
Crescent Resources 10.25% 20173	2,775	2,900
		804,318

DIVERSIFIED FINANCIALS — 1.88%
Bank of America Corp., Series L, 3.625% 2016	9,700	10,240
Bank of America Corp. 3.75% 2016	24,640	26,170
Bank of America Corp. 3.875% 2017	2,000	2,155
Bank of America Corp. 5.75% 2017	1,000	1,152
Bank of America Corp. 5.65% 2018	6,520	7,444
Bank of America Corp. 5.625% 2020	19,350	22,104
Bank of America Corp. 5.00% 2021	7,870	8,668
Bank of America Corp. 5.875% 2021	16,110	18,621
Bank of America Corp. 5.70% 2022	9,100	10,711
Goldman Sachs Group, Inc. 3.625% 2016	27,625	29,169
Murray Street Investment Trust I 4.647% 2017	10,370	11,149
Goldman Sachs Group, Inc. 5.25% 2021	13,100	14,471
Goldman Sachs Group, Inc. 5.75% 2022	34,125	39,389
Goldman Sachs Group, Inc. 6.25% 2041	8,370	9,729
Citigroup Inc. 4.587% 2015	18,750	20,359
Citigroup Inc. 4.75% 2015	21,500	23,159
Citigroup Inc. 3.953% 2016	8,300	8,890
Citigroup Inc. 4.45% 2017	13,000	14,296
Citigroup Inc. 6.125% 2017	7,000	8,248
Citigroup Inc. 6.125% 2018	2,600	3,082
Citigroup Inc. 8.50% 2019	9,914	13,131
UBS AG 2.25% 2014	14,500	14,735
UBS AG 5.75% 2018	18,202	21,481
UBS AG 4.875% 2020	23,709	26,565
UBS AG 7.75% 2026	1,000	1,244
JPMorgan Chase & Co. 3.40% 2015	17,500	18,586
JPMorgan Chase & Co. 4.35% 2021	4,500	4,970
JPMorgan Chase & Co. 4.625% 2021	6,500	7,280
JPMorgan Chase & Co. 3.25% 2022	26,165	26,592
Morgan Stanley, Series F, 2.875% 2014	14,750	14,952
Morgan Stanley 3.80% 2016	8,850	9,154
Morgan Stanley, Series F, 5.625% 2019	24,900	27,247
Morgan Stanley 5.50% 2021	3,000	3,290
Lazard Group LLC 7.125% 2015	16,500	18,207
Export-Import Bank of Korea 5.875% 2015	12,400	13,683
The Export-Import Bank of Korea 4.375% 2021	4,000	4,504
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,4	17,230	16,903
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,777
International Lease Finance Corp. 4.875% 2015	14,960	15,606
American Express Credit Co. 1.75% 2015	14,500	14,841
American Express Co. 6.15% 2017	150	183
SLM Corp. 6.25% 2016	5,000	5,450
SLM Corp. 6.00% 2017	8,000	8,750
Northern Trust Corp. 4.625% 2014	8,475	9,019
Northern Trust Corp. 5.85% 20173	3,750	4,412
Capital One Financial Corp. 6.15% 2016	10,000	11,427
Jefferies Group, Inc. 6.875% 2021	5,000	5,406
iStar Financial Inc., Series B, 9.00% 2017	4,160	4,472
NASDAQ OMX Group, Inc. 5.25% 2018	3,800	4,110
Franklin Resources, Inc. 1.375% 2017	2,700	2,718
Franklin Resources, Inc. 2.80% 2022	1,300	1,319
Credit Suisse Group AG 2.20% 2014	2,000	2,034
ACE Cash Express, Inc. 11.00% 20193	585	553
		638,807

BANKS — 1.75%
Standard Chartered PLC 3.85% 20153	19,622	20,711
Standard Chartered PLC 3.20% 20163	31,141	32,535
Standard Chartered Bank 6.40% 20173	10,000	11,405
HSBC Finance Corp. 0.848% 20162	12,304	11,767
HSBC Holdings PLC 4.125% 20203	9,453	10,430
HSBC Holdings PLC 4.875% 2020	20,125	21,731
HSBC Holdings PLC 4.00% 2022	17,060	18,345
BNP Paribas 3.60% 2016	14,000	14,795
BNP Paribas 5.00% 2021	30,130	33,402
BNP Paribas, junior subordinated 7.195% (undated)2,3	3,000	2,852
Royal Bank of Scotland PLC 3.40% 2013	12,325	12,563
Royal Bank of Scotland PLC 3.95% 2015	15,000	15,940
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	8,086
Royal Bank of Scotland PLC 5.625% 2020	8,435	9,633
Korea Development Bank 5.30% 2013	13,635	13,791
Korea Development Bank 8.00% 2014	11,365	12,357
Korea Development Bank 4.00% 2016	1,500	1,635
Korea Development Bank 3.50% 2017	3,160	3,409
Korea Development Bank 3.875% 2017	640	698
UniCredito Italiano SpA 6.00% 20173	19,483	18,540
HVB Funding Trust I, junior subordinated 8.741% 20313	8,264	6,962
HVB Funding Trust III, junior subordinated 9.00% 20313	7,180	6,121
CIT Group Inc., Series C, 4.75% 20153	19,000	19,902
CIT Group Inc. 4.25% 2017	1,400	1,460
CIT Group Inc. 5.00% 2017	8,000	8,580
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,148
Santander Issuances, SA Unipersonal 6.50% 20192,3	25,500	25,311
HBOS PLC 6.75% 20183	15,015	15,315
HBOS PLC 4.375% 20192	€2,870	3,205
HBOS PLC 6.00% 20333	$9,050	7,766
Wells Fargo & Co. 3.676% 2016	14,000	15,255
Wells Fargo & Co., Series I, 3.50% 2022	9,200	9,834
Wells Fargo & Co. 5.375% 2035	900	1,105
Nordea Bank, Series 2, 3.70% 20143	8,000	8,395
Nordea Bank AB 3.125% 20173	12,500	13,089
PNC Funding Corp. 5.40% 2014	10,000	10,772
PNC Preferred Funding Trust I, junior subordinated 2.039% (undated)2,3	12,700	10,541
Barclays Bank PLC 5.125% 2020	18,125	20,408
Intesa Sanpaolo SpA 6.50% 20213	17,770	17,389
ANZ National (International) Ltd. 3.125% 20153	16,500	17,232
US Bancorp., Series T, 1.65% 2017	16,500	16,913
Westpac Banking Corp. 3.00% 2015	14,400	15,266
VEB Finance Ltd. 6.902% 20203	9,100	10,774
VEB Finance Ltd. 6.80% 20253	500	590
Banco del Estado de Chile 4.125% 20203	10,000	10,823
Development Bank of Kazakhstan 5.50% 20153	8,825	9,619
BBVA Bancomer SA 4.50% 20163	3,225	3,419
BBVA Bancomer SA, junior subordinated 7.25% 20203	2,430	2,643
BBVA Bancomer SA 6.50% 20213	2,355	2,592
Société Générale 5.20% 20213	7,500	8,064
Banco de Crédito del Perú 5.375% 20203	7,000	7,595
HSBK (Europe) BV 7.25% 20213	6,710	6,848
Bergen Bank, junior subordinated 0.813% (undated)2	5,000	2,650
SunTrust Banks, Inc. 6.00% 2017	2,000	2,332
		595,543

INSURANCE — 1.27%
American International Group, Inc. 4.875% 2016	12,500	13,968
American International Group, Inc. 3.80% 2017	33,750	36,347
American International Group, Inc. 4.875% 2022	1,500	1,694
ACE INA Holdings Inc. 5.875% 2014	17,445	18,983
ACE INA Holdings Inc. 2.60% 2015	19,990	20,968
ACE INA Holdings Inc. 5.80% 2018	1,000	1,228
Monumental Global Funding 5.50% 20133	16,370	16,731
Monumental Global Funding III 5.25% 20143	20,000	21,104
Aegon NV 6.125% 2031	£1,730	3,137
CNA Financial Corp. 5.85% 2014	$4,500	4,885
CNA Financial Corp. 6.50% 2016	10,000	11,532
CNA Financial Corp. 7.35% 2019	2,770	3,443
CNA Financial Corp. 5.875% 2020	1,250	1,462
CNA Financial Corp. 7.25% 2023	12,145	15,030
MetLife Global Funding I 5.125% 20133	16,000	16,388
MetLife Global Funding I 2.50% 20153	17,000	17,707
AXA SA 8.60% 2030	5,815	7,054
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	5,065	4,609
AXA SA, junior subordinated 6.463% (undated)2,3	22,700	21,054
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,727
Berkshire Hathaway Inc. 3.00% 2022	11,175	11,612
Berkshire Hathaway Inc. 4.40% 2042	4,000	4,140
New York Life Global Funding 5.25% 20123	15,300	15,328
New York Life Global Funding 4.65% 20133	8,720	8,945
Prudential Financial, Inc. 4.50% 2021	5,000	5,528
Prudential Holdings, LLC, Series C, 8.695% 20231,3	14,150	18,102
QBE Capital Funding II LP 6.797% (undated)2,3	19,855	18,939
Principal Life Insurance Co. 5.30% 2013	18,150	18,650
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,438
Aviva PLC, junior subordinated 5.70% (undated)2	€12,610	14,402
RSA Insurance Group PLC 9.375% 20392	£3,765	7,356
RSA Insurance Group PLC 8.50% (undated)2	2,429	4,270
UnumProvident Finance Co. PLC 6.85% 20153	$2,000	2,228
Unum Group 7.125% 2016	8,000	9,320
Jackson National Life Global 5.375% 20133	10,000	10,297
Liberty Mutual Group Inc. 6.70% 20163	6,250	7,061
Liberty Mutual Group Inc. 6.50% 20353	2,755	2,967
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,815	3,730
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)2	1,250	1,542
Loews Corp. 6.00% 2035	$225	266
		432,172

AUTOMOBILES & COMPONENTS — 0.11%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,658
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,061
Ford Motor Credit Co. 2.50% 2016	9,000	9,119
		36,838

ENERGY — 4.04%
Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,658
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,859
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,824
Kinder Morgan Energy Partners, LP 6.00% 2017	17,000	19,989
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,836
Kinder Morgan Energy Partners, LP 5.30% 2020	2,750	3,212
Kinder Morgan Energy Partners, LP 6.85% 2020	28,470	35,817
Kinder Morgan Energy Partners, LP 3.95% 2022	8,045	8,662
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,413
Kinder Morgan Energy Partners, LP 3.45% 2023	10,955	11,306
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	5,458
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,470
Kinder Morgan Energy Partners, LP 5.00% 2042	2,750	2,870
Transocean Inc. 5.05% 2016	20,500	22,934
Transocean Inc. 2.50% 2017	9,880	9,949
Transocean Inc. 6.375% 2021	40,950	49,108
Transocean Inc. 3.80% 2022	18,885	19,027
Transocean Inc. 7.35% 2041	5,205	6,863
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	30,525
Enbridge Energy Partners, LP 9.875% 2019	27,005	36,834
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,718
Enbridge Energy Partners, LP 4.20% 2021	13,250	14,365
Enbridge Energy Partners, LP, Series B, 7.50% 2038	13,950	18,641
Enbridge Energy Partners, LP, junior subordinated 8.05% 20772	1,100	1,247
Shell International Finance BV 1.875% 2013	16,500	16,632
Shell International Finance BV 3.10% 2015	10,000	10,696
Shell International Finance BV 1.125% 2017	34,650	34,820
Shell International Finance BV 4.30% 2019	17,450	20,421
Shell International Finance BV 2.375% 2022	12,600	12,751
Shell International Finance BV 3.625% 2042	1,000	1,021
StatoilHydro ASA 2.90% 2014	15,360	16,127
StatoilHydro ASA 1.80% 2016	1,800	1,872
Statoil ASA 3.125% 2017	26,500	29,076
StatoilHydro ASA 5.25% 2019	2,000	2,433
Statoil ASA 3.15% 2022	40,470	43,340
Total Capital SA 3.00% 2015	17,000	18,104
Total Capital International 1.50% 2017	4,000	4,076
Total Capital International 1.55% 2017	13,140	13,405
Total Capital International 2.875% 2022	32,470	33,844
Total Capital International 2.70% 2023	15,625	15,966
BG Energy Capital PLC 2.50% 20153	7,200	7,537
BG Energy Capital PLC 2.875% 20163	23,130	24,564
BG Energy Capital PLC 4.00% 20213	41,175	45,653
Enterprise Products Operating LLC 5.65% 2013	17,850	18,253
Enterprise Products Operating LLC 5.20% 2020	9,425	11,123
Enterprise Products Operating LLC 5.25% 2020	2,000	2,347
Enterprise Products Operating LLC 4.05% 2022	23,605	25,860
Enterprise Products Operating LLC 4.85% 2042	10,000	10,349
Enterprise Products Operating LLC 5.70% 2042	2,750	3,194
Enterprise Products Operating LLC 7.00% 20672	600	646
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,979
Anadarko Petroleum Corp. 6.375% 2017	30,260	36,530
Anadarko Petroleum Corp. 8.70% 2019	4,000	5,373
Anadarko Petroleum Corp. 6.20% 2040	1,750	2,155
Reliance Holdings Ltd. 4.50% 20203	6,350	6,520
Reliance Holdings Ltd. 4.50% 2020	1,750	1,797
Reliance Holdings Ltd. 5.40% 20223	22,300	23,803
Reliance Holdings Ltd. 6.25% 20403	10,750	12,125
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,187
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,705
Petróleos Mexicanos 4.875% 2022	2,600	2,944
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	14,805
Petróleos Mexicanos 6.50% 2041	4,150	5,194
Enbridge Inc. 5.80% 2014	9,200	9,949
Enbridge Inc. 4.90% 2015	3,250	3,549
Enbridge Inc. 5.60% 2017	20,700	24,002
Petrobras International Finance Co. 2.875% 2015	4,945	5,095
Petrobras International Finance Co. 3.50% 2017	2,500	2,621
Petrobras International 5.375% 2021	13,470	15,248
Petrobras International 6.875% 2040	9,760	12,330
Petrobras International Finance Co. 6.75% 2041	500	624
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	15,800	16,762
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,583
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	13,495
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	30,267	31,629
Gazprom OJSC 5.092% 20153	6,125	6,546
Gazprom OJSC 6.51% 20223	14,500	17,117
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,902
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	25,320	28,019
Woodside Finance Ltd. 4.60% 20213	24,625	27,084
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,585	3,891
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	358
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,422	1,557
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	14,923	16,863
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,441
Southwestern Energy Co. 4.10% 20223	18,770	19,966
Chevron Corp. 4.95% 2019	13,917	16,902
Cenovus Energy Inc. 3.00% 2022	10,260	10,544
Cenovus Energy Inc. 6.75% 2039	4,250	5,770
Husky Energy Inc. 6.20% 2017	12,830	15,203
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,425
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,904
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	1,000	1,071
Western Gas Partners LP 4.00% 2022	11,850	12,380
Alpha Natural Resources, Inc. 9.75% 2018	7,415	7,338
Alpha Natural Resources, Inc. 6.00% 2019	3,725	3,129
Alpha Natural Resources, Inc. 6.25% 2021	1,800	1,507
Canadian Natural Resources Ltd. 3.45% 2021	9,310	10,036
Devon Energy Corp. 1.875% 2017	8,155	8,324
Devon Energy Corp. 3.25% 2022	1,250	1,304
Spectra Energy Partners, LP 2.95% 2016	6,375	6,582
Spectra Energy Partners 4.60% 2021	2,185	2,371
Phillips 66 5.875% 20423	7,430	8,867
Petroplus Finance Ltd. 6.75% 20143,5	15,475	2,244
Petroplus Finance Ltd. 7.00% 20173,5	29,700	4,306
Petroplus Finance Ltd. 9.375% 20193,5	12,650	1,834
Arch Coal, Inc. 7.00% 2019	2,350	1,986
Arch Coal, Inc. 7.25% 2021	6,775	5,691
Korea National Oil Corp. 4.00% 20163	6,850	7,443
Energy Transfer Partners, L.P. 5.20% 2022	4,500	5,002
Energy Transfer Partners, L.P. 6.50% 2042	1,665	1,930
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	5,679	6,415
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,166
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,150	2,180
Peabody Energy Corp. 6.00% 20183	4,660	4,683
Peabody Energy Corp. 6.25% 20213	875	875
Energy Transfer Partners, LP 7.50% 2020	3,700	4,218
PDC Energy Inc. 7.75% 20223	3,825	3,825
CONSOL Energy Inc. 8.00% 2017	1,145	1,202
CONSOL Energy Inc. 8.25% 2020	1,130	1,189
Laredo Petroleum, Inc. 9.50% 2019	1,950	2,218
NGPL PipeCo LLC 7.119% 20173	600	640
NGPL PipeCo LLC 9.625% 20193	1,000	1,142
Transportadora de Gas Internacional 5.70% 20223	1,250	1,350
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,105
PTT Exploration & Production Ltd 6.35% 20423	800	930
Teekay Corp. 8.50% 2020	725	765
Dolphin Energy Ltd. 5.50% 20213	500	579
		1,374,018

HEALTH CARE — 2.98%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.86%
Roche Holdings Inc. 5.00% 20143	6,685	7,089
Roche Holdings Inc. 6.00% 20193	42,020	52,800
Roche Holdings Inc. 7.00% 20393	16,310	24,542
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,559
GlaxoSmithKline Capital PLC 1.50% 2017	15,500	15,790
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,494
GlaxoSmithKline Capital PLC 2.85% 2022	18,500	19,260
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	10,176
Gilead Sciences, Inc. 2.40% 2014	7,215	7,465
Gilead Sciences, Inc. 3.05% 2016	15,695	16,889
Gilead Sciences, Inc. 4.40% 2021	39,060	44,490
Gilead Sciences, Inc. 5.65% 2041	11,405	14,339
Amgen Inc. 2.50% 2016	27,200	28,591
Amgen Inc. 2.125% 2017	22,567	23,335
Amgen Inc. 3.875% 2021	1,000	1,077
Amgen Inc. 3.625% 2022	4,560	4,818
Amgen Inc. 5.15% 2041	5,000	5,601
Amgen Inc. 5.375% 2043	11,355	13,228
Novartis Capital Corp. 1.90% 2013	15,000	15,138
Novartis Capital Corp. 4.125% 2014	11,025	11,578
Novartis Securities Investment Ltd. 5.125% 2019	24,780	29,822
Novartis Capital Corp. 2.40% 2022	7,250	7,354
Novartis Capital Corp. 3.70% 2042	2,500	2,600
Schering-Plough Corp. 5.30% 20132	6,000	6,337
Schering-Plough Corp. 5.375% 2014	€6,395	$8,992
Schering-Plough Corp. 6.00% 2017	$5,300	6,567
Merck & Co., Inc. 1.10% 2018	10,000	10,040
Merck & Co., Inc. 2.40% 2022	13,500	13,642
Merck & Co., Inc. 3.60% 2042	8,855	8,947
Biogen Idec Inc. 6.00% 2013	30,050	30,709
Biogen Idec Inc. 6.875% 2018	17,000	20,943
inVentiv Health Inc. 10.00% 20183	7,370	6,522
inVentiv Health Inc. 10.25% 20183	19,040	16,850
Pfizer Inc 5.35% 2015	125	140
Pfizer Inc 6.20% 2019	18,140	23,146
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	7,000	7,676
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,750	1,921
Elan Finance PLC and Elan Finance Corp. 6.25% 20193	12,850	12,978
Quintiles, Term Loan B, 5.00% 20181,2,4	15,690	15,808
VPI Escrow Corp. 6.375% 20203	13,110	13,438
Sanofi 0.672% 20142	10,000	10,050
Patheon Inc. 8.625% 20173	6,507	6,670
Grifols Inc. 8.25% 2018	5,065	5,622
Johnson & Johnson 0.525% 20142	5,000	5,017
Alkermes Inc., Term Loan B, 4.50% 20191,2,4	3,900	3,924
INC Research LLC 11.50% 20193	590	596
		631,570

HEALTH CARE EQUIPMENT & SERVICES — 1.12%
Express Scripts Inc. 2.75% 20143	16,000	16,624
Express Scripts Inc. 6.25% 2014	27,133	29,571
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,792
Express Scripts Inc. 3.125% 2016	18,427	19,671
Express Scripts Inc. 3.50% 20163	3,000	3,247
Express Scripts Inc. 2.65% 20173	15,000	15,738
Express Scripts Inc. 4.75% 20213	13,500	15,653
Express Scripts Inc. 3.90% 20223	12,000	13,102
Express Scripts Inc. 6.125% 20413	7,000	9,134
Cardinal Health, Inc. 5.50% 2013	4,035	4,167
Cardinal Health, Inc. 4.00% 2015	5,490	5,918
Cardinal Health, Inc. 1.90% 2017	3,550	3,617
Cardinal Health, Inc. 4.625% 2020	6,020	6,863
Allegiance Corp. 7.00% 2026	9,635	12,994
UnitedHealth Group Inc. 6.00% 2017	21,892	26,700
UnitedHealth Group Inc. 5.70% 2040	1,250	1,523
UnitedHealth Group Inc. 4.625% 2041	3,000	3,257
VWR Funding, Inc., Series B, 10.25% 20156	21,784	22,301
VWR Funding, Inc. 7.25% 20173	8,900	9,050
PTS Acquisition Corp. 9.50% 20156	18,558	18,999
PTS Acquisition Corp. 9.75% 2017	€8,775	11,671
Kinetic Concepts, Inc. 10.50% 20183	$19,650	20,878
Kinetic Concepts, Inc. 12.50% 20193	9,000	8,550
Tenet Healthcare Corp. 7.375% 2013	3,195	3,263
Tenet Healthcare Corp. 9.25% 2015	10,600	11,978
Boston Scientific Corp. 6.00% 2020	10,900	12,978
Coventry Health Care, Inc. 6.30% 2014	11,395	12,455
DENTSPLY International Inc. 1.935% 20132	5,000	5,027
DENTSPLY International Inc. 2.75% 2016	5,620	5,801
Symbion Inc. 8.00% 2016	10,050	10,352
Rotech Healthcare Inc. 10.50% 2018	12,400	7,192
Merge Healthcare Inc 11.75% 2015	5,250	5,709
Surgical Care Affiliates, Inc. 8.875% 20153	3,927	4,035
Surgical Care Affiliates, Inc. 10.00% 20173	925	957
Bausch & Lomb Inc. 9.875% 2015	4,625	4,781
McKesson Corp. 3.25% 2016	1,580	1,702
McKesson Corp. 6.00% 2041	1,045	1,435
Baxter International Inc. 2.40% 2022	2,600	2,625
Multiplan Inc. 9.875% 20183	980	1,088
		381,398

INDUSTRIALS — 2.97%
CAPITAL GOODS — 1.60%
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,210
General Electric Capital Corp. 2.95% 2016	2,790	2,953
General Electric Capital Corp. 2.30% 2017	17,920	18,445
General Electric Corp. 5.25% 2017	6,235	7,387
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,724
General Electric Capital Corp., Series A, 6.00% 2019	26,050	31,736
General Electric Capital Corp. 3.15% 2022	20,000	20,137
Volvo Treasury AB 5.95% 20153	56,693	62,133
United Technologies Corp. 1.20% 2015	2,795	2,847
United Technologies Corp. 1.80% 2017	5,770	5,993
United Technologies Corp. 3.10% 2022	30,765	32,861
United Technologies Corp. 4.50% 2042	16,195	18,254
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20121,2,4	7,718	7,852
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.262% 20141,2,4	2,267	1,485
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20141,2,4	47,542	31,140
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20141,2,4	2,344	1,571
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,6	1,568	282
Hawker Beechcraft Acquisition Co., LLC 9.75% 20175	2,185	12
Ply Gem Industries, Inc. 13.125% 2014	7,055	7,566
Ply Gem Industries, Inc. 9.375% 20173	3,300	3,325
Ply Gem Industries, Inc. 8.25% 2018	24,595	25,794
JELD-WEN Escrow Corp. 12.25% 20173	25,000	28,563
Northrop Grumman Corp. 3.70% 2014	9,500	10,024
Northrop Grumman Corp. 5.05% 2019	14,180	16,696
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,305	23,940
Nortek Inc. 10.00% 2018	8,000	8,880
Nortek Inc. 8.50% 2021	9,220	9,865
US Investigations Services, Inc., Term Loan B, 2.969% 20151,2,4	521	489
US Investigations Services, Inc., Term Loan D, 7.75% 20151,2,4	4,929	4,927
US Investigations Services, Inc. 10.50% 20153	7,200	6,336
US Investigations Services, Inc. 11.75% 20163	6,610	5,552
ABB Finance (USA) Inc. 1.625% 2017	9,245	9,407
ABB Finance (USA) Inc. 2.875% 2022	6,750	6,995
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.45% 20141,2,4	813	813
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.45% 20141,2,4	771	771
DAE Aviation Holdings, Inc. 11.25% 20153	13,605	14,081
BAE Systems Holdings Inc. 4.95% 20143	13,505	14,207
Raytheon Co. 6.75% 2018	4,030	4,962
Raytheon Co. 4.40% 2020	7,895	9,164
Euramax International, Inc. 9.50% 2016	13,010	11,969
Honeywell International Inc. 5.00% 2019	8,725	10,426
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,350
Esterline Technologies Corp. 6.625% 2017	2,495	2,592
Esterline Technologies Corp. 7.00% 2020	3,475	3,875
BE Aerospace, Inc. 5.25% 2022	6,135	6,396
Atlas Copco AB 5.60% 20173	4,525	5,338
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,043
Deere & Co. 2.60% 2022	2,600	2,675
Odebrecht Finance Ltd 7.00% 2020	2,350	2,667
Odebrecht Finance Ltd 5.125% 20223	1,000	1,068
Odebrecht Finance Ltd 6.00% 20233	500	558
Eaton Corp. 0.719% 20142	2,000	2,007
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,827
Danaher Corp. 2.30% 2016	565	595
		543,765

TRANSPORTATION — 1.31%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	3,190	3,288
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	63
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	726	744
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	102	103
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	12,533	13,406
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	17,166	18,620
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	307	327
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	8,151	8,864
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	5,886	6,180
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	260	284
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	779	766
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	1,404	1,478
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,892	11,845
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,816	4,018
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,581	14,107
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,133	11,565
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	901	959
Union Pacific Corp. 5.125% 2014	8,430	8,928
Union Pacific Corp. 5.75% 2017	12,250	14,617
Union Pacific Corp. 4.00% 2021	14,000	15,784
Union Pacific Corp. 4.163% 2022	7,437	8,495
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	5,766	6,705
Union Pacific Corp. 2.95% 2023	5,000	5,199
Union Pacific Corp. 6.15% 2037	10,930	14,072
Burlington Northern Santa Fe LLC 7.00% 2014	875	949
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,963
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	11,041
Burlington Northern Santa Fe LLC 3.60% 2020	7,500	8,151
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	3,003
Burlington Northern Santa Fe LLC 3.05% 2022	22,850	23,706
Burlington Northern Santa Fe LLC 5.05% 2041	500	581
Burlington Northern Santa Fe LLC 4.375% 2042	750	798
Northwest Airlines, Inc., Term Loan B, 3.87% 20131,2,4	1,249	1,242
Northwest Airlines, Inc., Term Loan A, 2.12% 20181,2,4	51,944	48,827
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	87	95
Norfolk Southern Corp. 5.75% 2016	5,740	6,596
Norfolk Southern Corp. 5.75% 2018	5,000	6,025
Norfolk Southern Corp. 5.90% 2019	9,250	11,281
Norfolk Southern Corp. 3.25% 2021	2,000	2,108
Norfolk Southern Corp. 3.00% 2022	17,250	17,945
Norfolk Southern Corp. 3.95% 2042	4,700	4,706
CEVA Group PLC 11.625% 20163	5,715	5,887
CEVA Group PLC 8.375% 20173	1,600	1,558
CEVA Group PLC 11.50% 20183	5,305	4,721
CEVA Group PLC 12.75% 20203	27,200	22,644
Canadian National Railway Co. 1.45% 2016	6,090	6,215
Canadian National Railway Co. 5.55% 2018	2,000	2,407
Canadian National Railway Co. 2.85% 2021	10,000	10,599
CSX Corp. 5.75% 2013	8,385	8,584
CSX Corp. 7.375% 2019	7,500	9,613
United Parcel Service, Inc., 1.125% 2017	12,000	12,072
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	198
AMR Corp. 9.00% 20125	1,300	839
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20231	10,190	10,922
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,850	7,516
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,925	2,654
Navios Logistics Finance (US) Inc., 9.25% 2019	375	354
ENA Norte Trust 4.95% 20231,3	3,500	3,524
TRAC Intermodal 11.00% 20193	2,950	3,098
CMA CGM 8.50% 20173	2,025	1,428
		447,267

COMMERCIAL & PROFESSIONAL SERVICES — 0.06%
Republic Services, Inc. 3.80% 2018	2,000	2,227
Republic Services, Inc. 5.00% 2020	5,000	5,801
Republic Services, Inc. 3.55% 2022	500	527
Republic Services, Inc. 5.70% 2041	2,000	2,390
Waste Management, Inc. 2.60% 2016	3,330	3,499
Waste Management, Inc. 4.60% 2021	5,455	6,226
ADS Waste Escrow, Term Loan B, 5.25% 20191,2,4	375	378
ADS Waste Escrow 8.25% 20203	650	665
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	239
		21,952

CONSUMER DISCRETIONARY — 2.67%
MEDIA — 1.59%
Comcast Corp. 6.30% 2017	13,410	16,545
Comcast Corp. 5.875% 2018	18,570	22,624
Comcast Corp. 5.15% 2020	7,500	8,938
Comcast Corp. 3.125% 2022	11,000	11,439
Comcast Corp. 6.95% 2037	12,020	16,437
Comcast Corp. 6.40% 2040	3,500	4,586
Comcast Corp. 4.65% 2042	11,625	12,502
Time Warner Inc. 5.875% 2016	19,170	22,757
Time Warner Companies, Inc. 7.25% 2017	1,600	2,034
Time Warner Inc. 4.75% 2021	11,090	12,833
Time Warner Inc. 3.40% 2022	2,500	2,646
Time Warner Companies, Inc. 7.57% 2024	12,340	16,523
Time Warner Inc. 6.20% 2040	9,450	11,823
Time Warner Inc. 6.25% 2041	7,950	10,121
Time Warner Cable Inc. 6.20% 2013	9,700	10,112
Time Warner Cable Inc. 7.50% 2014	15,675	17,217
Time Warner Cable Inc. 6.75% 2018	15,650	19,711
Time Warner Cable Inc. 8.25% 2019	7,215	9,699
Time Warner Cable Inc. 4.00% 2021	10,280	11,359
Time Warner Cable Inc. 6.75% 2039	5,150	6,743
Time Warner Cable Inc. 5.50% 2041	2,340	2,661
NBCUniversal Media, LLC 2.10% 2014	12,000	12,256
NBCUniversal Media, LLC 2.875% 2016	17,000	18,024
NBCUniversal Media, LLC 5.15% 2020	7,000	8,310
NBCUniversal Media, LLC 4.375% 2021	14,250	16,191
NBCUniversal Media, LLC 2.875% 2023	13,430	13,405
NBCUniversal Media, LLC 4.45% 2043	2,900	2,890
Thomson Reuters Corp. 6.50% 2018	29,355	37,154
Cox Communications, Inc. 7.125% 2012	7,000	7,000
Cox Communications, Inc. 5.45% 2014	16,045	17,657
Cox Communications, Inc. 9.375% 20193	7,225	9,845
News America Holdings Inc. 8.00% 2016	1,000	1,260
News America Inc. 6.90% 2019	12,750	16,046
News America Inc. 3.00% 20223	6,000	6,068
News America Inc. 6.15% 2037	300	361
News America Inc. 6.65% 2037	7,800	9,942
Walt Disney Co. 0.875% 2014	20,500	20,727
WPP Finance 2010 4.75% 2021	15,840	17,390
WPP Finance 2010 5.125% 2042	1,300	1,289
DISH DBS Corp. 4.625% 20173	7,005	7,198
DISH DBS Corp 6.75% 2021	4,075	4,462
DISH DBS Corp. 5.875% 20223	1,000	1,030
Virgin Media Finance PLC 8.375% 20193	8,050	9,197
Virgin Media Secured Finance PLC 5.25% 2021	1,775	2,063
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	9,990
CBS Corp. 1.95% 2017	8,500	8,725
Omnicom Group Inc. 3.625% 2022	7,500	7,940
Univision Communications Inc., Term Loan B, 4.466% 20171,2,4	5,113	5,062
Univision Communications Inc. 8.50% 20213	2,240	2,285
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	7,036
Grupo Televisa, SAB 6.625% 2040	5,200	6,920
Warner Music Group 9.50% 2016	2,800	3,070
UPC Germany GmbH 9.625% 2019	€1,250	1,792
		541,895

CONSUMER SERVICES — 0.43%
MGM Resorts International 6.75% 2013	$4,825	4,952
MGM Resorts International 13.00% 2013	2,875	3,256
MGM Resorts International 5.875% 2014	34,190	35,729
MGM Resorts International 6.625% 2015	2,600	2,795
Boyd Gaming Corp. 6.75% 2014	10,830	10,884
Boyd Gaming Corp. 7.125% 2016	10,285	10,234
Boyd Gaming Corp. 9.125% 2018	3,920	4,136
Revel Entertainment, Term Loan B, 9.00% 20171,2,4	18,450	14,661
Seminole Tribe of Florida 5.798% 20131,3	4,375	4,507
Seminole Tribe of Florida 7.804% 20201,3	7,745	7,942
Mohegan Tribal Gaming Authority 10.50% 20163	6,375	5,865
Mohegan Tribal Gaming Authority 11.00% 20182,3,6	6,750	4,792
NCL Corp. Ltd. 11.75% 2016	3,000	3,472
NCL Corp. Ltd. 9.50% 2018	3,125	3,477
Burger King Corp 0%/11.00% 20193,7	8,075	6,722
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,360
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20125	7,525	6,058
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,000	3,217
Seneca Gaming Corp. 8.25% 20183	2,775	2,928
Marina District Finance Co., Inc. 9.50% 2015	2,000	2,027
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,025	1,605
		145,619

RETAILING — 0.36%
Staples, Inc. 9.75% 2014	23,470	25,975
Macy’s Retail Holdings, Inc. 7.875% 20152	21,050	24,736
Nordstrom, Inc. 6.75% 2014	18,975	20,897
Neiman Marcus Group, Inc. 10.375% 2015	2,000	2,045
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,4	12,335	12,423
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,4	4,263	4,260
Toys “R” Us Property Co. II, LLC 8.50% 2017	7,275	7,875
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	712
Home Depot, Inc. 4.40% 2021	7,500	8,888
Marks and Spencer Group PLC 7.125% 20373	5,636	6,178
Michaels Stores, Inc. 13.00% 2016	4,245	4,468
Bon-Ton Department Stores Inc. 10.625% 20173	2,310	2,096
Target Corp. 0.625% 20142	2,000	2,009
Lowe’s Companies, Inc. 3.12% 2022	1,500	1,559
		124,121

AUTOMOBILES & COMPONENTS — 0.26%
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	17,863
Daimler Finance NA LLC 1.30% 20153	11,000	11,051
Daimler Finance NA LLC 2.625% 20163	15,050	15,719
Daimler Finance NA LLC 3.00% 20163	2,000	2,104
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,250	11,526
Volkswagen International Finance NV 1.071% 20142,3	12,000	12,051
Volkswagen International Finance NV 2.875% 20163	3,000	3,157
Volkswagen International Finance NV 4.00% 20203	11,650	12,881
Dynacast International LLC 9.25% 2019	2,325	2,465
Tower Automotive Holdings 10.625% 20173	1,107	1,198
		90,015

CONSUMER DURABLES & APPAREL — 0.03%
Mattel, Inc. 2.50% 2016	5,000	5,231
Jarden Corp. 8.00% 2016	3,020	3,239
		8,470

UTILITIES — 2.43%
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,283
Consumers Energy Co. 5.65% 2018	6,075	7,473
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	37,277	46,515
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,574
Consumers Energy Co. 5.65% 2020	2,090	2,603
Consumers Energy Co. 2.85% 2022	19,000	19,882
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,000
MidAmerican Energy Co. 4.65% 2014	5,000	5,369
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	238
MidAmerican Energy Co. 5.95% 2017	3,000	3,648
MidAmerican Energy Co. 5.30% 2018	5,000	5,996
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	45,387
PacifiCorp., First Mortgage Bonds, 2.95% 2022	10,000	10,621
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	22,581
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	61,389
Niagara Mohawk Power 3.553% 20143	14,850	15,593
National Grid PLC 6.30% 2016	37,605	43,788
National Grid Co. PLC 5.875% 2024	£170	342
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	$6,500	7,882
Public Service Co. of Colorado 5.80% 2018	9,728	11,912
Public Service Co. of Colorado 5.125% 2019	4,350	5,266
Public Service Co. of Colorado 3.20% 2020	5,000	5,483
Xcel Energy Inc. 4.70% 2020	2,500	2,934
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	8,945	8,954
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,759
Public Service Co. of Colorado 3.60% 2042	2,200	2,187
CenterPoint Energy Resources Corp. 4.50% 2021	41,336	46,959
Teco Finance, Inc. 6.75% 2015	15,546	17,588
Teco Finance, Inc. 4.00% 2016	3,303	3,576
Teco Finance, Inc. 6.572% 2017	4,163	5,059
Teco Finance, Inc. 5.15% 2020	8,429	9,839
Tampa Electric Co. 2.60% 2022	1,900	1,927
Tampa Electric Co. 4.10% 2042	5,060	5,298
Iberdrola Finance Ireland 3.80% 20143	17,515	17,840
Scottish Power PLC 5.375% 2015	15,000	15,841
TXU, Term Loan, 4.728% 20171,2,4	32,068	22,143
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	12,560	9,891
Ohio Edison Co. 6.40% 2016	6,260	7,427
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,417
Toledo Edison Co. 7.25% 2020	5,025	6,599
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,463
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	4,550	5,060
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,157
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	13,285	16,990
Nevada Power Co., General and Refunding Mortgage Notes, Series O, 6.50% 2018	170	216
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	761	993
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	13,920
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,132
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	3,055	3,548
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	2,498
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,873
E.ON International Finance BV 5.80% 20183	20,500	24,846
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,373
Virginia Electric and Power Co. 2.95% 2022	8,000	8,495
AES Corp. 7.75% 2015	6,575	7,463
AES Corp. 8.00% 2020	8,350	9,749
Entergy Corp. 4.70% 2017	14,900	16,266
PG&E Corp. 5.75% 2014	2,000	2,143
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,501
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,533
Veolia Environnement 6.00% 2018	11,445	13,361
Veolia Environnement 6.125% 2033	€1,075	1,750
Ohio Power Co., Series H, 4.85% 2014	$5,965	6,276
Ohio Power Co., Series M, 5.375% 2021	2,950	3,619
CEZ, a s 4.25% 20223	8,480	9,072
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,291
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,541
Progress Energy, Inc. 6.05% 2014	2,100	2,255
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 2.80% 2022	6,000	6,258
SP PowerAssets Ltd. 5.00% 20133	8,000	8,304
Midwest Generation, LLC, Series B, 8.56% 20161	7,968	7,331
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	6,470	7,155
PSEG Power LLC 2.75% 2016	3,140	3,268
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,654
Public Service Electric and Gas Co., Series H, 3.65% 2042	600	607
Israel Electric Corp. Ltd. 8.10% 20963	6,250	6,381
Colbun SA 6.00% 20203	5,400	6,092
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	4,958	5,749
Enel Finance International SA 3.875% 20143	3,235	3,328
Electricité de France SA 5.50% 20143	3,000	3,179
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,167
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	1,858	2,019
		825,939

CONSUMER STAPLES — 2.11%
FOOD, BEVERAGE & TOBACCO — 1.55%
Anheuser-Busch InBev NV 2.50% 2013	3,000	3,030
Anheuser-Busch InBev NV 0.815% 20142	8,710	8,765
Anheuser-Busch InBev NV 0.80% 2015	2,500	2,512
Anheuser-Busch InBev NV 3.625% 2015	25,250	27,132
Anheuser-Busch InBev NV 4.125% 2015	32,375	34,934
Anheuser-Busch InBev NV 1.375% 2017	12,505	12,675
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,237
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,931
Anheuser-Busch InBev NV 7.75% 2019	16,250	22,017
Anheuser-Busch InBev NV 5.375% 2020	3,000	3,732
Anheuser-Busch InBev NV 2.50% 2022	6,420	6,527
Anheuser-Busch InBev NV 6.375% 2040	2,500	3,569
Anheuser-Busch InBev NV 3.75% 2042	5,900	5,950
SABMiller Holdings Inc. 1.85% 20153	2,000	2,048
SABMiller Holdings Inc. 2.45% 20173	47,360	49,597
SABMiller Holdings Inc. 3.75% 20223	11,000	11,972
SABMiller Holdings Inc. 4.95% 20423	5,000	5,850
Kraft Foods Inc. 2.625% 2013	3,830	3,875
Kraft Foods Inc. 1.625% 20153	9,120	9,264
Kraft Foods Inc. 2.25% 20173	8,050	8,299
Kraft Foods Inc. 6.125% 2018	7,250	8,864
Kraft Foods Inc. 5.375% 2020	2,500	3,021
Kraft Foods Inc. 5.375% 20203	2,500	2,976
Kraft Foods Inc. 3.50% 20223	21,180	22,430
Kraft Foods Inc. 6.50% 20403	5,000	6,726
Kraft Foods Inc. 5.00% 20423	3,000	3,365
Coca-Cola Co. 1.50% 2015	21,970	22,660
Coca-Cola Co. 1.80% 2016	21,815	22,776
Coca-Cola Co. 3.15% 2020	9,190	10,044
British American Tobacco International Finance PLC 2.125% 20173	23,125	23,689
British American Tobacco International Finance PLC 9.50% 20183	13,000	18,147
Pernod Ricard SA 2.95% 20173	16,500	17,235
Pernod Ricard SA 4.45% 20223	16,500	18,230
Pernod Ricard SA 5.50% 20423	3,000	3,441
Altria Group, Inc. 9.25% 2019	4,392	6,246
Altria Group, Inc. 4.75% 2021	3,000	3,439
Altria Group, Inc. 2.85% 2022	1,800	1,800
Altria Group, Inc. 9.95% 2038	6,350	10,721
Altria Group, Inc. 10.20% 2039	4,000	6,883
Altria Group, Inc. 4.25% 2042	3,000	2,998
PepsiCo, Inc. 3.10% 2015	17,000	17,959
PepsiCo, Inc. 2.50% 2016	7,500	7,924
Philip Morris International Inc. 1.125% 2017	4,000	4,003
Philip Morris International Inc. 1.625% 2017	4,500	4,606
Philip Morris International Inc. 2.90% 2021	9,200	9,606
Philip Morris International Inc. 2.50% 2022	3,600	3,616
Philip Morris International Inc. 4.375% 2041	3,000	3,256
Fortune Brands, Inc. 6.375% 2014	6,467	7,056
Del Monte Corp. 7.625% 2019	4,000	4,135
BFF International Ltd. 7.25% 20203	2,500	3,020
CEDC Finance Corp. 9.125% 20163	3,500	2,441
Smithfield Foods, Inc. 7.75% 2017	750	848
Smithfield Foods, Inc. 6.625% 2022	1,370	1,425
Lorillard Tobacco Co. 2.30% 2017	1,785	1,802
Constellation Brands, Inc. 8.375% 2014	550	626
Constellation Brands, Inc. 7.25% 2017	750	879
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,314
Cott Beverages Inc. 8.375% 2017	1,000	1,101
Tyson Foods, Inc. 6.85% 20162	500	576
		526,800

FOOD & STAPLES RETAILING — 0.55%
Kroger Co. 5.00% 2013	18,000	18,396
Kroger Co. 7.50% 2014	6,500	7,064
Kroger Co. 3.90% 2015	10,000	10,880
Kroger Co. 6.40% 2017	23,450	28,415
Kroger Co. 3.40% 2022	2,500	2,610
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,243
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,353
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,810
Rite Aid Corp. 9.75% 2016	18,550	20,405
Rite Aid Corp. 10.25% 2019	40	46
Rite Aid Corp. 8.00% 2020	2,075	2,365
Delhaize Group 6.50% 2017	16,205	18,114
Delhaize Group 5.70% 2040	2,360	2,109
Tesco PLC 5.50% 2017 (3)	12,459	14,595
SUPERVALU Inc. 7.50% 2014	13,295	12,830
Safeway Inc. 5.00% 2019	6,000	6,262
Safeway Inc. 3.95% 2020	4,000	3,902
		186,399

HOUSEHOLD & PERSONAL PRODUCTS — 0.01%
Procter & Gamble Co. 3.50% 2015	150	161
Procter & Gamble Co. 1.45% 2016	2,645	2,727
		2,888

TELECOMMUNICATION SERVICES — 1.92%
Nextel Communications, Inc., Series F, 5.95% 2014	29,570	29,718
Nextel Communications, Inc., Series D, 7.375% 2015	9,917	9,979
Sprint Nextel Corp. 8.375% 2017	2,500	2,794
Sprint Nextel Corp. 9.125% 2017	9,250	10,522
Sprint Nextel Corp. 7.00% 2020	9,000	9,394
Sprint Nextel Corp. 11.50% 2021	8,550	10,741
Verizon Communications Inc. 3.00% 2016	24,000	25,875
Verizon Communications Inc. 8.50% 2018	8,000	11,226
Verizon Communications Inc. 8.75% 2018	25,405	35,523
Telecom Italia Capital SA 5.25% 2015	10,174	10,734
Telecom Italia Capital SA 6.999% 2018	22,350	24,753
Telecom Italia Capital SA 7.175% 2019	19,912	22,052
Telecom Italia Capital SA 6.375% 2033	2,548	2,338
Telecom Italia Capital SA 7.20% 2036	3,163	3,116
Telecom Italia Capital SA 7.721% 2038	8,396	8,480
AT&T Inc. 0.875% 2015	9,765	9,855
SBC Communications Inc. 5.625% 2016	22,575	26,464
AT&T Inc. 1.70% 2017	12,480	12,870
AT&T Inc. 3.875% 2021	8,000	9,075
AT&T Inc. 5.55% 2041	4,500	5,631
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,300
Deutsche Telekom International Finance BV 3.125% 20163	12,175	12,816
Deutsche Telekom International Finance BV 2.25% 20173	5,500	5,633
Deutsche Telekom International Finance BV 9.25% 2032	11,869	18,784
Deutsche Telekom International Finance BV 4.875% 20423	4,000	4,323
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	26,195	26,064
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	20,200	20,099
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20163	1,925	2,098
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	2,735	2,516
Koninklijke KPN NV 8.375% 2030	30,670	41,162
Cricket Communications, Inc. 10.00% 2015	27,685	29,208
Cricket Communications, Inc. 7.75% 2016	9,175	9,725
Cricket Communications, Inc. 7.75% 2020	1,900	1,862
Telefónica Emisiones, SAU 3.992% 2016	20,750	20,698
Telefónica Emisiones, SAU 5.134% 2020	3,604	3,545
Telefónica Emisiones, SAU 5.462% 2021	7,887	7,749
Telefónica Europe BV 8.25% 2030	1,675	1,784
Telefónica Emisiones, SAU 7.045% 2036	84	82
Wind Acquisition SA 11.75% 20173	27,212	25,783
Wind Acquisition SA 7.25% 20183	6,275	5,993
Frontier Communications Corp. 8.25% 2017	14,620	16,667
Frontier Communications Corp. 8.125% 2018	1,500	1,695
Frontier Communications Corp. 8.50% 2020	2,950	3,348
Frontier Communications Corp. 9.25% 2021	2,450	2,848
Frontier Communications Corp. 8.75% 2022	1,275	1,453
Frontier Communications Corp. 7.125% 2023	4,575	4,775
France Télécom 4.375% 2014	11,440	12,111
France Télécom 2.125% 2015	8,830	9,097
France Télécom 4.125% 2021	2,525	2,799
América Móvil, SAB de CV 2.375% 2016	3,000	3,137
América Móvil, SAB de CV 5.00% 2020	6,700	7,879
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,233
LightSquared, Term Loan B, 12.00% 20141,4,5,6	$18,669	13,138
Vodafone Group PLC, Term Loan B, 6.875% 20151,4,6	5,095	5,273
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,6,8	5,491	5,684
Digicel Group Ltd. 12.00% 20143	5,000	5,675
Digicel Group Ltd. 8.25% 20203	4,950	5,222
Trilogy International Partners, LLC, 10.25% 20163	8,600	7,052
Crown Castle International Corp. 9.00% 2015	2,550	2,754
Crown Castle International Corp. 7.75% 20173	300	322
Level 3 Communications, Inc. 11.875% 2019	1,000	1,140
tw telecom holdings inc. 5.375% 20223	775	793
Syniverse Holdings, Inc. 9.125% 2019	500	540
		653,999

MATERIALS — 1.66%
ArcelorMittal 5.375% 2013	6,500	6,667
ArcelorMittal 4.00% 20152	22,075	21,950
ArcelorMittal 4.75% 20172	21,065	20,686
ArcelorMittal 10.10% 20192	4,000	4,614
ArcelorMittal 5.75% 20212	20,315	19,390
ArcelorMittal 6.50% 20222	11,250	11,102
ArcelorMittal 7.00% 20412	14,963	13,503
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,635
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,896
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,313
Rio Tinto Finance (USA) Ltd. 1.625% 2017	30,600	30,705
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,170	15,296
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,300	1,297
Cliffs Natural Resources Inc. 4.875% 2021	37,325	36,603
Cliffs Natural Resources Inc. 6.25% 2040	4,350	4,275
International Paper Co. 7.40% 2014	24,650	27,063
International Paper Co. 7.95% 2018	8,300	10,698
International Paper Co. 4.75% 2022	1,500	1,707
Xstrata Canada Financial Corp. 2.85% 20143	7,000	7,201
Xstrata Canada Financial Corp. 3.60% 20173	13,000	13,614
Xstrata Canada Financial Corp. 4.95% 20213	15,750	16,909
Reynolds Group Inc. 8.50% 2018	390	398
Reynolds Group Inc. 7.875% 2019	2,605	2,826
Reynolds Group Inc. 9.875% 2019	12,160	12,996
Reynolds Group Inc. 5.75% 20203	20,870	20,896
Newcrest Finance Pty Ltd. 4.45% 20213	23,285	23,922
Newcrest Finance Pty Ltd. 4.20% 20223	8,410	8,486
Newcrest Finance Pty Ltd. 5.75% 20413	3,000	3,093
Dow Chemical Co. 7.60% 2014	20,250	22,384
Dow Chemical Co. 5.70% 2018	3,500	4,219
Dow Chemical Co. 4.25% 2020	3,000	3,313
Teck Resources Ltd. 3.15% 2017	2,055	2,139
Teck Resources Ltd. 4.75% 2022	13,360	14,335
Teck Resources Ltd. 6.25% 2041	6,750	7,380
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,438
BHP Billiton Finance (USA) Ltd. 1.00% 2015	5,000	5,053
BHP Billiton Finance (USA) Ltd. 1.625% 2017	6,000	6,134
POSCO 4.25% 20203	15,000	15,992
CEMEX Finance LLC 9.50% 2016	5,925	6,147
CEMEX Finance LLC 9.50% 20163	5,200	5,395
CEMEX SA 9.25% 20203	1,126	1,135
Georgia Gulf Corp. 9.00% 20173	11,085	12,443
Inmet Mining Corp. 8.75% 20203	10,925	11,362
Ecolab Inc. 3.00% 2016	7,820	8,418
Ecolab Inc. 4.35% 2021	1,000	1,137
Ecolab Inc. 5.50% 2041	1,250	1,563
Newpage Corp. 11.375% 20145	11,460	7,277
MacDermid 9.50% 20173	5,870	6,156
JMC Steel Group Inc. 8.25% 20183	5,000	5,125
Taminco Global Chemical Corp. 9.75% 20203	4,500	4,883
Ball Corp. 7.125% 2016	1,270	1,381
Ball Corp. 5.75% 2021	1,850	2,003
Ball Corp. 5.00% 2022	1,405	1,474
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,420
Georgia-Pacific Corp. 5.40% 20203	2,775	3,258
Barrick Gold Corp. 3.85% 2022	3,000	3,156
FMG Resources 7.00% 20153	3,000	3,000
Yara International ASA 7.875% 20193	2,175	2,771
AngloGold Ashanti Holdings PLC 5.125% 2022	2,600	2,653
Airgas, Inc. 7.125% 2018	2,000	2,172
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,315
Graphic Packaging International, Inc. 7.875% 2018	700	779
ICI Wilmington, Inc. 5.625% 2013	2,000	2,092
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,606
E.I. du Pont de Nemours and Co. 0.789% 20142	1,000	1,007
E.I. du Pont de Nemours and Co. 5.25% 2016	500	587
Packaging Dynamics Corp. 8.75% 20163	1,430	1,516
Praxair, Inc. 4.375% 2014	200	212
Praxair, Inc. 4.625% 2015	500	550
Ardagh Packaging Finance 11.125% 20182,3,6	530	510
		564,631

INFORMATION TECHNOLOGY — 0.86%
SOFTWARE & SERVICES — 0.59%
International Business Machines Corp. 0.75% 2015	16,510	16,628
International Business Machines Corp. 1.95% 2016	15,905	16,630
International Business Machines Corp. 2.00% 2016	28,500	29,801
International Business Machines Corp. 1.875% 2019	12,000	12,468
International Business Machines Corp. 5.60% 2039	151	202
International Business Machines Corp. 4.00% 2042	5,002	5,488
First Data Corp. 9.875% 2015	821	842
First Data Corp. 10.55% 20156	4,371	4,497
First Data Corp. 11.25% 2016	51,360	50,076
First Data Corp., Term Loan D, 5.217% 20171,2,4	3,022	2,988
First Data Corp. 8.25% 20213	2,843	2,850
First Data Corp. 12.625% 2021	6,545	6,815
First Data Corp. 8.75% 20222,3,6	10,627	10,760
SRA International, Inc., Term Loan B, 6.50% 20181,2,4	12,012	11,912
SRA International, Inc. 11.00% 2019	12,080	12,382
Blackboard Inc., Term Loan B, 7.50% 20181,2,4	9,875	9,980
eBay Inc. 1.35% 2017	5,300	5,371
SunGard Data Systems Inc. 7.375% 2018	765	824
SunGard Data Systems Inc. 7.625% 2020	636	693
		201,207

TECHNOLOGY HARDWARE & EQUIPMENT — 0.14%
Xerox Corp. 6.40% 2016	768	879
Xerox Corp. 2.95% 2017	21,035	21,762
Xerox Corp. 6.75% 2017	360	425
Cisco Systems, Inc. 2.90% 2014	10,125	10,664
Jabil Circuit, Inc. 8.25% 2018	5,850	6,976
Jabil Circuit, Inc. 4.70% 2022	700	700
Hewlett-Packard Co. 0.823% 20142	7,000	6,945
Hughes Satellite Systems Corp. 7.625% 2021	575	640
		48,991

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.13%
Freescale Semiconductor, Inc. 9.25% 20183	6,250	6,828
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,4	11,691	11,742
Samsung Electronics America, Inc., 1.75% 20173	8,900	9,035
NXP BV and NXP Funding LLC 3.205% 20132	398	399
NXP BV and NXP Funding LLC 10.00% 20139	6,882	7,296
National Semiconductor Corp. 6.60% 2017	6,000	7,516
		42,816

Total corporate bonds & notes		9,871,438

U.S. TREASURY BONDS & NOTES — 20.33%
U.S. TREASURY — 19.29%
U.S. Treasury 0.625% 2012	66,160	66,240
U.S. Treasury 1.375% 2012	38,090	38,149
U.S. Treasury 0.625% 2013	4,000	4,007
U.S. Treasury 1.125% 201310	216,455	217,892
U.S. Treasury 3.375% 2013	7,900	8,089
U.S. Treasury 3.50% 2013	50,000	51,102
U.S. Treasury 3.875% 2013	25,000	25,348
U.S. Treasury 0.25% 2014	171,500	171,563
U.S. Treasury 0.25% 2014	10,250	10,256
U.S. Treasury 1.25% 2014	247,080	250,574
U.S. Treasury 1.875% 2014	164,690	168,547
U.S. Treasury 2.375% 2014	41,500	43,267
U.S. Treasury 2.625% 2014	79,340	82,798
U.S. Treasury 1.25% 2015	15,000	15,417
U.S. Treasury 1.875% 2015	40,055	41,785
U.S. Treasury 2.125% 2015	165,000	174,454
U.S. Treasury 4.25% 2015	50,000	55,617
U.S. Treasury 0.875% 2016	114,185	116,033
U.S. Treasury 0.875% 2016	8,145	8,274
U.S. Treasury 1.00% 2016	206,090	210,517
U.S. Treasury 1.00% 2016	94,165	96,185
U.S. Treasury 1.50% 2016	26,170	27,228
U.S. Treasury 1.75% 2016	86,870	91,101
U.S. Treasury 2.00% 2016	95,000	100,433
U.S. Treasury 2.375% 2016	100,000	106,918
U.S. Treasury 2.625% 2016	55,640	59,909
U.S. Treasury 3.00% 2016	3,560	3,914
U.S. Treasury 5.125% 2016	36,000	42,096
U.S. Treasury 7.50% 2016	58,000	74,625
U.S. Treasury 0.625% 2017	13,455	13,466
U.S. Treasury 0.625% 2017	6,510	6,528
U.S. Treasury 0.75% 2017	61,429	61,909
U.S. Treasury 0.875% 2017	240,280	243,735
U.S. Treasury 0.875% 2017	100,810	102,373
U.S. Treasury 1.00% 2017	308,986	315,215
U.S. Treasury 3.00% 2017	39,750	44,038
U.S. Treasury 3.25% 2017	107,400	120,350
U.S. Treasury 4.625% 2017	50,000	58,857
U.S. Treasury 8.75% 2017	25,000	34,358
U.S. Treasury 2.375% 2018	20,000	21,788
U.S. Treasury 3.50% 2018	58,625	67,270
U.S. Treasury 1.00% 2019	100,000	99,709
U.S. Treasury 1.125% 2019	379,450	383,290
U.S. Treasury 3.125% 2019	82,025	93,572
U.S. Treasury 8.125% 2019	25,000	36,952
U.S. Treasury 8.75% 2020	11,530	18,126
U.S. Treasury 2.00% 2021	50,000	52,220
U.S. Treasury 3.625% 2021	400	474
U.S. Treasury 8.00% 2021	40,000	62,689
U.S. Treasury 1.625% 2022	138,794	138,708
U.S. Treasury 1.75% 2022	390,136	395,820
U.S. Treasury 2.00% 2022	102,225	106,377
U.S. Treasury 7.125% 2023	85,000	129,818
U.S. Treasury 6.875% 2025	77,500	120,900
U.S. Treasury 7.625% 2025	1,550	2,533
U.S. Treasury 6.00% 2026	83,825	122,778
U.S. Treasury 6.50% 2026	45,800	70,475
U.S. Treasury 6.375% 2027	11,375	17,465
U.S. Treasury 5.25% 2028	50,000	70,031
U.S. Treasury 6.25% 2030	11,435	17,935
U.S. Treasury 4.50% 2036	154,207	206,034
U.S. Treasury 3.50% 2039	20,000	22,997
U.S. Treasury 4.25% 2039	8,165	10,597
U.S. Treasury 4.375% 2039	103,000	136,314
U.S. Treasury 3.875% 2040	70,880	86,717
U.S. Treasury 4.625% 2040	143,920	197,822
U.S. Treasury 3.75% 2041	220,495	264,007
U.S. Treasury 4.375% 2041	3,575	4,744
U.S. Treasury 2.75% 2042	4,500	4,433
U.S. Treasury 3.00% 2042	86,625	89,962
U.S. Treasury 3.125% 2042	140,037	149,172
		6,564,896

U.S. TREASURY INFLATION-PROTECTED SECURITIES11 — 1.04%
U.S. Treasury Inflation-Protected Security 1.875% 2013	47,603	49,021
U.S. Treasury Inflation-Protected Security 0.125% 2016	10,380	11,006
U.S. Treasury Inflation-Protected Security 0.125% 2017	37,954	40,901
U.S. Treasury Inflation-Protected Security 0.125% 2022	154,036	168,382
U.S. Treasury Inflation-Protected Security 0.125% 2022	75,922	82,887
U.S. Treasury Inflation-Protected Security 2.125% 2041	314	463
		352,660

Total U.S. Treasury bonds & notes		6,917,556

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.72%
United Mexican States Government 3.50% 201711	MXN184,639	$16,575
United Mexican States Government Global 5.95% 2019	$5,170	6,437
United Mexican States Government, Series M, 6.50% 2021	MXN292,500	24,863
United Mexican States Government Global, Series A, 3.625% 2022	$11,000	12,023
United Mexican States Government, Series M30, 10.00% 2036	MXN 55,500	6,177
United Mexican States Government 4.00% 204011	140,136	14,284
United Mexican States Government Global 4.75% 2044	$3,152	3,514
Russian Federation 7.85% 2018	RUB240,000	8,271
Russian Federation 7.85% 2018	135,000	4,652
Russian Federation 5.00% 2020	$23,900	27,497
Russian Federation 7.50% 20301	29,632	37,470
Russian Federation 7.50% 20301,3	117	148
Australia Government Agency-Guaranteed, National Australia Bank 0.96% 20142,3	25,000	25,074
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	52,963
Turkey (Republic of) 9.00% 2016	TRY4,900	2,845
Turkey (Republic of) 7.50% 2017	$5,725	6,884
Turkey (Republic of) 6.75% 2018	17,250	20,420
Turkey (Republic of) 4.00% 202011	TRY16,177	10,134
Turkey (Republic of) 10.50% 2020	4,500	2,836
Turkey (Republic of) 5.625% 2021	$8,000	9,160
Turkey (Republic of) 8.00% 2034	1,250	1,766
Turkey (Republic of) 6.75% 2040	9,300	11,788
Turkey (Republic of) 6.00% 2041	5,650	6,540
Polish Government, Series 1017, 5.25% 2017	PLN52,195	17,061
Polish Government 6.375% 2019	$36,085	44,700
Polish Government 5.00% 2022	2,700	3,139
Indonesia (Republic of) 5.875% 2020	6,800	8,228
Indonesia (Republic of) 5.875% 20203	6,200	7,502
Indonesia (Republic of) 3.75% 2022	10,150	10,759
Indonesia (Republic of) 7.75% 2038	18,400	27,554
Indonesia (Republic of) 5.25% 2042	6,900	7,857
Venezuela (Republic of) 8.50% 2014	245	247
Venezuela (Republic of) 7.65% 2025	985	776
Venezuela (Republic of) 9.25% 2027	39,415	35,730
Venezuela (Republic of) 9.25% 2028	24,885	22,023
Colombia (Republic of) Global 12.00% 2015	COP8,795,000	6,036
Colombia (Republic of) Global 7.375% 2019	$6,725	8,927
Colombia (Republic of) Global 4.375% 2021	2,400	2,776
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	5,165
Colombia (Republic of) Global 9.85% 2027	12,551,000	10,620
Colombia (Republic of) Global 7.375% 2037	$13,600	20,978
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	33,886
Japanese Government, Series 29, 2.40% 2038	1,342,250	19,270
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	$7,250	7,280
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	24,071
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	21,087
Brazil (Federal Republic of) 10.00% 2017	BRL28,515	14,538
Brazil (Federal Republic of) 6.00% 201711	40,651	22,746
Brazil (Federal Republic of) Global 8.00% 20181	$1,018	1,213
Brazil (Federal Republic of) Global 4.875% 2021	5,250	6,300
Brazil (Federal Republic of) Global 12.25% 2030	425	877
Brazil (Federal Republic of) Global 7.125% 2037	750	1,134
France Government Agency-Guaranteed, Société Finance 2.875% 20143	33,200	34,738
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,460
South Korean Government 5.75% 2014	21,100	22,672
South Korean Government 5.25% 2015	KRW11,137,000	10,704
South Korean Government 5.50% 2017	10,100,000	10,190
Philippines (Republic of) 5.50% 2026	$9,750	12,248
Philippines (Republic of) 6.375% 2034	15,500	21,390
Philippines (Republic of) 6.25% 2036	PHP326,000	8,769
Uruguay (Republic of) 5.00% 201811	UYU400,564	22,571
Uruguay (Republic of) 4.375% 202811	220,923	13,002
Uruguay (Republic of) 7.625% 20361	$1,250	1,959
Peru (Republic of) 8.75% 2033	8,226	14,375
Peru (Republic of) 6.55% 20371	14,200	20,980
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	35,247
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	33,320	35,078
Chilean Government 3.875% 2020	3,000	3,394
Chilean Government 5.50% 2020	CLP4,270,000	9,578
Chilean Government 3.25% 2021	$9,950	10,821
Chilean Government 6.00% 2021	CLP2,170,000	4,780
Iraq (Republic of) 5.80% 20281	$28,450	26,316
Argentina (Republic of) 7.00% 2015	1,285	1,178
Argentina (Republic of) 8.28% 20331,6	25,998	20,538
Netherlands Government 1.00% 2017	18,300	18,493
Province of Ontario, Series 1, 1.875% 2012	17,375	17,410
European Investment Bank 1.00% 2015	9,100	9,226
European Investment Bank 1.00% 2017	5,000	5,003
South Africa (Republic of) 5.50% 2020	10,750	12,819
KfW 1.00% 2015	8,400	8,486
KfW 2.00% 2022	4,325	4,285
Croatian Government 6.75% 2019	7,985	9,043
Croatian Government 6.75% 20193	2,865	3,245
Bahrain Government 5.50% 2020	10,440	10,771
Bahrain Government 5.50% 20203	510	526
Bermudan Government 5.603% 20203	5,110	5,937
Bermudan Government 5.603% 2020	3,940	4,578
State of Qatar 3.125% 20173	3,750	3,969
State of Qatar 5.25% 2020	5,000	5,937
State of Qatar 4.50% 20223	500	567
Dominican Republic 9.04% 20181,3	4,481	5,030
Dominican Republic 7.50% 20211,3	3,500	3,972
Dominican Republic 7.50% 20211	950	1,078
Lithuania (Republic of) 6.625% 2022	3,700	4,602
Lithuania (Republic of) 6.625% 20223	3,400	4,229
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,330
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	8,000	8,127
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,345
Hungarian Government 6.25% 2020	6,700	7,302
German Government 3.25% 2042	€4,570	7,218
Gabonese Republic 8.20% 2017	$5,300	6,519
El Salvador (Republic of) 7.375% 2019	4,800	5,544
Panama (Republic of) Global 7.25% 2015	1,138	1,306
Panama (Republic of) Global 7.125% 2026	300	427
Panama (Republic of) Global 8.875% 2027	250	407
Panama (Republic of) Global 9.375% 2029	340	581
Panama (Republic of) Global 6.70% 20361	1,504	2,121
Israeli Government 5.125% 2019	500	577
Israeli Government 4.00% 2022	3,500	3,725
Caisse d’Amortissement de la Dette Sociale 1.625% 20153	4,000	4,080
Sri Lanka (Republic of) 6.25% 20213	3,400	3,714
Kommunalbanken 1.00% 20143	2,924	2,950
Province of Buenos Aires 10.875% 20211,3	1,500	1,102
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	600	597
LCR Finance PLC 5.10% 2051	£165	363
		1,267,330

FEDERAL AGENCY BONDS & NOTES — 2.79%
Freddie Mac 0.50% 2014	$12,400	12,442
Freddie Mac 2.50% 2014	12,000	12,426
Freddie Mac 4.50% 2014	7,400	7,810
Freddie Mac 5.00% 2014	25,000	27,131
Freddie Mac 1.75% 2015	37,350	38,844
Freddie Mac 2.50% 2016	15,200	16,285
Freddie Mac 5.50% 2016	17,980	21,296
Freddie Mac 5.00% 2017	11,500	13,724
Freddie Mac 1.25% 2019	77,750	77,733
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	36,707
Federal Home Loan Bank 1.625% 2013	22,100	22,249
Federal Home Loan Bank 3.625% 2013	75,000	77,694
Federal Home Loan Bank 2.50% 2014	25,000	25,956
Federal Home Loan Bank 5.50% 2014	8,000	8,787
Federal Home Loan Bank, Series 2816, 1.00% 2017	31,025	31,438
Federal Home Loan Bank 4.125% 2020	14,525	17,243
Federal Home Loan Bank 5.50% 2036	2,600	3,612
Fannie Mae 0.75% 2013	99,300	99,928
Fannie Mae 4.625% 2013	36,700	38,392
Fannie Mae 2.50% 2014	7,250	7,518
Fannie Mae 3.00% 2014	9,500	10,008
Fannie Mae 0.50% 2015	17,500	17,566
Fannie Mae 5.375% 2016	10,420	12,306
Fannie Mae 6.25% 2029	400	585
Fannie Mae 6.625% 2030	2,875	4,436
Fannie Mae: 7.125% 2030	5,400	8,635
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.435% 20122	50,000	50,021
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,019
Tennessee Valley Authority, Series A, 5.50% 2017	1,500	1,831
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,841
Tennessee Valley Authority 1.875% 2022	19,250	19,254
Tennessee Valley Authority, 4.65% 2035	4,000	4,895
Tennessee Valley Authority 5.25% 2039	21,250	28,096
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	4,048
Tennessee Valley Authority, Series A, 4.625% 2060	1,100	1,365
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,546
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,671
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,185
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,544
CoBank ACB 7.875% 20183	23,615	29,456
CoBank ACB 0.989% 20222,3	34,865	28,540
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	25,000	25,106
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,941
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,575
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,976
		947,661

ASSET-BACKED OBLIGATIONS1 — 0.71%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	12,400	12,585
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	20,000	21,271
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,094
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,211
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	24,823	23,621
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,350
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,972
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.371% 20372	17,889	13,904
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	3,887	4,074
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	131	131
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	187	190
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,093
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	508	518
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,383	1,413
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.641% 20152	10,000	9,993
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	9,478	9,326
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.377% 20192,3	10,937	9,267
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	441	442
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	4,925	5,181
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,237
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.671% 20332	2,918	2,778
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,321	1,395
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	677	732
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	2,224	2,440
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.377% 20372	9,128	6,695
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.347% 20262	397	343
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.366% 20292	6,930	5,274
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.147% 20352	6,500	5,224
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	4,001	4,175
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	4,043	4,049
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,362	3,268
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	111	112
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,318	2,514
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.971% 20332	808	640
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,509	1,609
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,208	1,330
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,512
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,495
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,324	2,351
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,498
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	$981	1,002
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.347% 20362	1,161	872
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	122	122
		240,303

MUNICIPALS — 0.34%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	18,730	26,108
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	3,339
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,772
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	17,204
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,444
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	11,926	12,118
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	8,301
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds, Series 2012-E, 2.197% 2019	8,000	8,181
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,774
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	132
		117,373

Total bonds & notes (cost: $29,907,658,000)		31,672,849

Convertible securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	11,967

Total convertible securities (cost: $10,414,000)		11,967

Preferred securities — 0.01%	Shares

FINANCIALS — 0.01%
CoBank, ACB, Class E, noncumulative3	6,250	4,202

Total preferred securities (cost: $5,820,000)		4,202

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.3,8,12	453,779	4,602

INDUSTRIALS — 0.00%
Atrium Corp.3,8,12	985	65

ENERGY — 0.00%
General Maritime Corp.3,8,12	1,716	63

Total common stocks (cost: $9,571,000)		4,730

Warrants — 0.00%

ENERGY — 0.00%
General Maritime Corp., warrants, expire 20173,8,12	2,654	21

Total warrants (cost: $671,000)		21

	Principal amount
Short-term securities — 17.08%	(000)

Fannie Mae 0.09%–0.185% due 10/1/2012–7/1/2013	$1,262,355	1,261,671
Freddie Mac 0.10%–0.20% due 10/2/2012–4/23/2013	1,135,971	1,135,655
U.S. Treasury Bills 0.092%–0.165% due 10/11/2012–5/2/2013	1,072,300	1,071,964
Federal Home Loan Bank 0.11%–0.21% due 10/10/2012–6/14/2013	832,225	831,946
Federal Farm Credit Banks 0.14%–0.22% due 10/18/2012–7/29/2013	215,000	214,861
Coca-Cola Co. 0.20%–0.22% due 10/9–12/10/20123	150,000	149,973
Variable Funding Capital Corp. 0.16% due 10/15/20123	75,000	74,995
Wells Fargo & Co. 0.16% due 11/16/2012	50,000	49,981
Chariot Funding, LLC 0.17%–0.21% due 10/11–12/18/20123	104,600	104,585
Jupiter Securitization Co., LLC 0.25% due 1/3/20133	14,298	14,286
United Technologies Corp. 0.13%–0.20% due 10/18–10/19/20123	115,117	115,105
Procter & Gamble Co. 0.13%–0.15% due 10/29–12/17/20123	114,500	114,478
Wal-Mart Stores, Inc. 0.11%–0.12% due 10/11–10/15/20123	109,800	109,796
Bank of New York Mellon Corp. 0.11% due 10/16/20123	85,000	84,996
Chevron Corp. 0.10% due 10/11/20123	75,300	75,298
Straight-A Funding LLC 0.18% due 10/10–11/6/20123	75,029	75,021
Pfizer Inc 0.10%–0.11% due 10/9–10/11/20123	56,200	56,199
E.I. duPont de Nemours and Co. 0.12%–0.14% due 10/1–11/6/20123	52,600	52,596
Johnson & Johnson 0.17% due 11/1/20123	42,900	42,894
National Rural Utilities Cooperative Finance Corp. 0.13% due 10/15/2012	41,450	41,448
Abbott Laboratories 0.11% due 10/3/20123	35,100	35,100
Medtronic Inc. 0.15% due 10/25/20123	28,900	28,895
Private Export Funding Corp. 0.21% due 1/8/20133	25,000	24,978
Paccar Financial Corp. 0.12% due 10/11/2012	19,000	18,999
Harvard University 0.10% due 10/11/2012	15,002	15,002
Becton, Dickinson and Co. 0.12% due 10/19/2012	9,800	9,799

Total short-term securities (cost: $5,810,171,000)		5,810,521

Total investment securities (cost: $35,744,305,000)		37,504,290
Other assets less liabilities		(3,476,729)

Net assets		$34,027,561

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 9/30/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	10/29/2012	JPMorgan Chase	$33,881	BRL68,900	$47
British pounds	11/16/2012	UBS AG	$12,629	£8,160	(378)
Colombian pesos	10/22/2012	JPMorgan Chase	$5,781	COP10,408,000	19
Euros	10/12/2012	Barclays Bank PLC	$11,007	€8,970	(521)
Euros	12/14/2012	Citibank	$1,801	€1,400	5
Euros	12/21/2012	UBS AG	$14,318	€10,950	234
Japanese yen	10/31/2012	UBS AG	$45,928	¥3,605,342	(283)
New Turkish liras	12/4/2012	Citibank	$13,562	TRY25,000	(218)
Polish zloty	11/7/2012	Citibank	$9,675	PLN32,000	(304)

					$(1,399)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The interest rate swaps shown are generally indicative of the volume of activity over the prior nine-month period.

						Unrealized
					Notional	appreciation
					amount	at 9/30/2012
	Floating rate index	Fixed rate	Expiration date	Counterparty	(000)	(000)

Counterparty receives floating rate:
	3-month USD-LIBOR	1.74125%	6/7/2022	Citibank	$55,000	$437
	3-month USD-LIBOR	2.61%	2/17/2032	JPMorgan Chase	72,000	2,367

						$2,804

  1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
  2Coupon rate may change periodically.
  3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,413,159,000, which represented 12.97% of the net assets of the fund.
  4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $288,531,000, which represented .85% of the net assets of the fund.
  5Scheduled interest and/or principal payment was not received.
  6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
  7Step bond; coupon rate will increase at a later date.
  8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,435,000, which represented .03% of the net assets of the fund.
  9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 7/17/2009 at a cost of $6,497,000) may be subject to legal or contractual restrictions on resale.
10A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $626,000, which represented less than .01% of the net assets of the fund.
11Index-linked bond whose principal amount moves with a government price index.
12Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
Mortgage-backed obligations	$—	$12,311,188	$—	$12,311,188
Corporate bonds & notes	—	9,871,438	—	9,871,438
U.S. Treasury bonds & notes	—	6,917,556	—	6,917,556
Bonds & notes of governments & government agencies outside the U.S.	—	1,267,330	—	1,267,330
Federal agency bonds & notes	—	947,661	—	947,661
Asset-backed obligations	—	240,303	—	240,303
Municipals	—	117,373	—	117,373
Convertible securities	—	11,967	—	11,967
Preferred securities	—	4,202	—	4,202
Common stocks	—	—	4,730	4,730
Warrants	—	—	21	21
Short-term securities	—	5,810,521	—	5,810,521
Total	$—	$37,499,539	$4,751	$37,504,290

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$305	$—	$305
Unrealized appreciation on interest rate swaps	—	2,804	—	2,804

Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,704)	—	(1,704)
Total	$—	$1,405	$—	$1,405

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,850,169
Gross unrealized depreciation on investment securities	(123,712)
Net unrealized appreciation on investment securities	1,726,457
Cost of investment securities for federal income tax purposes	35,777,833

Key to abbreviations and symbols

BRL = Brazilian reais	¥ = Japanese yen	RUB = Russian rubles
CLP = Chilean pesos	KRW = South Korean won	TRY = Turkish lira
COP = Colombian pesos	MXN = Mexican pesos	UYU = Uruguayan pesos
€ = Euros	PHP = Philippine pesos
£ = British pounds	PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-1112O-S32851

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2012